Putnam PanAgora Market Neutral Fund
The fund's portfolio
11/30/19 (Unaudited)

INVESTMENT COMPANIES (5.6%)(a)
	Shares	Value
State Street Institutional U.S. Government Money Market Fund	558,565	$558,565

Total investment companies (cost $558,565)		$558,565

UNITS (0.7%)(a)(NON)
	Units	Value
Amplitude Healthcare Acquisition Corp.	2,947	$29,411
CHP Merger Corp.	1,898	19,341
PropTech Acquisition Corp.	1,896	19,244

Total units (cost $67,339)		$67,996

SHORT-TERM INVESTMENTS (92.5%)(a)
	Principal amount	Value
U.S. Treasury Bills with an effective yield of 1.865%, 2/13/20(SEGSF)	$4,350,000	$4,336,327
U.S. Treasury Bills with an effective yield of 1.533%, 5/7/20	4,850,000	4,817,057

Total short-term investments (cost $9,151,045)		$9,153,384
TOTAL INVESTMENTS

Total investments (cost $9,776,949)		$9,779,945

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$29,328	$29,459	$—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	1-800-Flowers.Com Inc — Monthly	$130
23,697	23,338	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	A&D Co Ltd — Monthly	(361)
44,662	44,462	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	A10 Networks Inc — Monthly	(203)
30,000	30,004	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Abbvie Inc — Monthly	1,314
2,737	2,722	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aberdeen Income Credit Strategies Fund — Monthly	15
41,474	41,184	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Acacia Communications Inc — Monthly	(293)
17,266	17,478	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Acs Actividades De Construccion Y Servicios Sa — Monthly	211
31,990	31,649	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Acuity Brands Inc — Monthly	(343)
55,616	60,166	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Adamas Pharmaceuticals Inc — Monthly	4,547
8,142	10,569	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Adaptimmune Therapeutics Plc — Monthly	2,426
20,081	20,093	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Admiral Group Plc — Monthly	11
48,829	50,527	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aduro Biotech Inc — Monthly	1,696
43,763	43,856	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Advanced Disposal Services Inc — Monthly	91
23,049	23,050	—	10/29/24	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Advanced Petrochemical Co — Monthly	(1)
14,948	14,668	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Advantest Corp — Monthly	(281)
5,590	5,652	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Advent Convertible And Income — Monthly	149
63,907	65,791	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Agenus Inc — Monthly	1,881
63,708	63,566	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Agilent Technologies Inc — Monthly	(145)
22,303	22,733	—	10/29/24	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Agility Public Warehousing Co Kscp — Monthly	430
13,727	13,709	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aida Engineering Ltd — Monthly	(20)
31,393	34,220	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Airgain Inc — Monthly	2,825
39,112	38,420	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Akamai Technologies Inc — Monthly	(695)
43,997	43,263	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Albany International Corp — Monthly	(737)
40,338	40,209	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Albemarle Corp — Monthly	(131)
39,315	39,479	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alexander & Baldwin Inc — Monthly	162
7,431	6,943	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alfresa Holdings Corp — Monthly	(231)
18,302	18,800	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alibaba Group Holding Ltd — Monthly	497
43,651	48,084	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Allergan Plc — Monthly	4,623
29,800	30,042	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alliance Data Systems Corp — Monthly	240
5,589	5,609	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Allianzgi Convertible & Income Fund — Monthly	177
3,439	3,439	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Allianzgi Convertible & Income Fund Ii — Monthly	93
62,428	61,904	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Allison Transmission Holdings Inc — Monthly	(66)
37,052	36,634	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Allstate Corp/The — Monthly	(255)
31,933	40,592	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alpha & Omega Semiconductor Ltd — Monthly	8,657
47,268	46,947	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alphabet Inc — Monthly	(323)
14,469	14,260	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Also Holding Ag — Monthly	(210)
46,069	45,711	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Altice Usa Inc — Monthly	(361)
32,205	32,178	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Altium Ltd — Monthly	(29)
18,183	17,840	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amada Holdings Co Ltd — Monthly	654
6,025	5,986	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amano Corp — Monthly	(39)
23,360	23,410	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amazon.Com Inc — Monthly	49
41,861	42,671	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	American Software Inc — Monthly	1,104
34,458	35,068	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ameriprise Financial Inc — Monthly	1,798
25,740	25,758	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amerisourcebergen Corp — Monthly	148
5,641	5,630	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amuse Inc — Monthly	(12)
26,798	27,383	—	10/28/24	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Anadolu Efes Biracilik Ve Malt Sanayii As — Monthly	584
9,810	9,590	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Anhui Conch Cement Co Ltd — Monthly	(220)
68,548	68,500	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Anixter International Inc — Monthly	(52)
2,655	2,655	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Apollo Senior Floating Rate Fund Inc — Monthly	36
51,501	50,969	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Arcbest Corp — Monthly	(534)
11,579	11,489	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Arcosa Inc — Monthly	(91)
42,608	41,410	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Arena Pharmaceuticals Inc — Monthly	(1,200)
9,010	8,938	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Argo Graphics Inc — Monthly	(72)
9,170	9,017	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aristocrat Leisure Ltd — Monthly	(63)
22,828	24,244	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Arqule Inc — Monthly	1,415
40,876	40,589	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Artisan Partners Asset Management Inc — Monthly	(290)
12,633	12,494	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Asahi Diamond Industrial Co Ltd — Monthly	(140)
28,530	28,876	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Asahi Group Holdings Ltd — Monthly	344
12,760	12,598	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ascom Holding Ag — Monthly	(162)
26,216	25,317	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ashtead Group Plc — Monthly	(900)
21,318	20,855	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Asia Cement Corp — Monthly	(464)
23,260	23,691	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Asm International Nv — Monthly	1,071
39,130	38,931	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Assurant Inc — Monthly	53
7,785	7,997	—	10/27/21	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Atacadao Sa — Monthly	249
4,400	4,407	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Audi Ag — Monthly	7
17,492	17,151	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aurizon Holdings Ltd — Monthly	(342)
8,637	8,648	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Australian Pharmaceutical Industries Ltd — Monthly	11
7,213	7,183	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Avex Inc — Monthly	(30)
30,867	31,110	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Avista Corp — Monthly	497
8,809	8,878	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aviva Plc — Monthly	69
53,814	55,383	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Avon Products Inc — Monthly	1,566
5,787	5,666	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Azbil Corp — Monthly	(121)
22,140	22,289	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	B&M European Value Retail Sa — Monthly	307
16,211	15,809	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Balfour Beatty Plc — Monthly	(403)
26,213	26,190	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bank Of America Corp — Monthly	(25)
10,238	10,420	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bank Of Commerce Holdings — Monthly	181
39,524	39,489	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bank Of Marin Bancorp — Monthly	(37)
54,536	54,248	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Banner Corp — Monthly	(291)
56,944	56,815	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Barrett Business Services Inc — Monthly	61
8,733	6,836	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Baudax Bio Inc — Monthly	(1,897)
13,331	13,168	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bavarian Nordic As — Monthly	(164)
43,320	41,770	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bbx Capital Corp — Monthly	(1,553)
13,165	12,848	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Beenos Inc — Monthly	(318)
17,291	17,015	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Beijing Capital International Airport Co Ltd — Monthly	(276)
20,483	20,153	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Belden Inc — Monthly	(331)
18,557	18,268	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Berkeley Group Holdings Plc — Monthly	(291)
40,540	40,078	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Best Buy Co Inc — Monthly	(464)
21,362	20,678	—	10/29/24	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Bid Corp Ltd — Monthly	(685)
11,058	11,019	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bilia Ab — Monthly	(40)
51,300	51,588	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Biohaven Pharmaceutical Holding Co Ltd — Monthly	285
3,626	3,632	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackrock California Municipal Income Trust — Monthly	28
12,477	12,443	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackrock Corporate High Yield Fund Inc — Monthly	139
4,338	4,342	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackrock Debt Strategies Fund Inc — Monthly	60
6,917	6,938	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackrock Floating Rate Income Strategies Fund Inc — Monthly	106
2,270	2,272	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackrock Floating Rate Income Trust — Monthly	29
2,647	2,660	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackrock Municipal Income Quality Trust — Monthly	41
3,383	3,383	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackrock Municipal Income Trust — Monthly	39
4,452	4,433	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackrock Muniholdings California Quality Fund Inc — Monthly	22
3,093	3,091	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackrock Muniholdings Investment Quality Fund — Monthly	29
3,613	3,617	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackrock Munivest Fund Inc — Monthly	47
2,737	2,730	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackrock Muniyield California Quality Fund Inc — Monthly	19
3,306	3,299	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackrock Muniyield Fund Inc — Monthly	31
7,153	7,185	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackrock Muniyield Quality Fund III Inc — Monthly	79
1,811	1,816	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackrock Muniyield New Jersey Fund Inc — Monthly	26
2,219	2,208	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackrock Muniyield Quality Fund Ii Inc — Monthly	12
3,034	3,016	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackrock Muniyield Quality Fund Inc — Monthly	14
13,716	13,797	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackrock Taxable Municipal Bond Trust — Monthly	209
2,487	2,478	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackstone / Gso Senior Floating Rate Term Fund — Monthly	24
6,599	6,589	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackstone / Gso Strategic Credit Fund — Monthly	94
43,202	42,922	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bluerock Residential Growth Reit Inc — Monthly	(282)
4,266	4,241	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bny Mellon Strategic Municipals Inc — Monthly	10
30,245	29,977	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Booz Allen Hamilton Holding Corp — Monthly	(1)
32,044	31,453	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Borgwarner Inc — Monthly	(465)
41,687	41,865	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Boston Private Financial Holdings Inc — Monthly	176
18,538	20,691	—	10/29/24	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Boubyan Bank Kscp — Monthly	2,152
16,708	17,887	—	10/29/24	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Boubyan Petrochemicals Co Kscp — Monthly	1,178
38,691	38,586	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Boyd Gaming Corp — Monthly	(107)
2,706	2,697	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Brandywineglobal Global Income Opportunities Fund Inc — Monthly	34
12,027	11,995	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bridgestone Corp — Monthly	(33)
929	965	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bristol-Myers Squibb Co — Monthly	36
49,525	49,709	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bristol-Myers Squibb Co — Monthly	913
11,693	12,338	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Brt Apartments Corp — Monthly	644
57,065	57,435	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bruker Corp — Monthly	412
14,658	14,422	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bucher Industries Ag — Monthly	(238)
19,209	19,346	—	10/29/24	(Federal Funds Effective Rate US) — Monthly	Burgan Bank Sak — Monthly	137
10,073	9,929	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cac Holdings Corp — Monthly	(145)
10,568	10,530	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Caci International Inc — Monthly	(38)
67,027	67,721	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cadence Design Systems Inc — Monthly	690
47,572	47,426	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Caesars Entertainment Corp — Monthly	(148)
8,882	9,021	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cafe De Coral Holdings Ltd — Monthly	138
5,387	5,400	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Calamos Dynamic Convertible & Income Fund — Monthly	57
13,238	12,886	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Calbee Inc — Monthly	(353)
39,620	39,640	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cambrex Corp — Monthly	18
33,771	33,391	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Campbell Soup Co — Monthly	(382)
12,181	12,259	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cancom Se — Monthly	77
5,549	5,538	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Canon Inc — Monthly	(11)
21,019	20,846	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Capita Plc — Monthly	(173)
10,339	10,357	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Capital City Bank Group Inc — Monthly	17
50,404	50,805	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Capital One Financial Corp — Monthly	885
20,784	20,927	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Card Factory Plc — Monthly	142
26,739	26,205	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Carlisle Cos Inc — Monthly	(441)
10,168	10,070	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Carlsberg As — Monthly	(98)
11,520	11,527	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Carnival Plc — Monthly	144
12,032	11,865	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Carrizo Oil & Gas Inc — Monthly	(167)
8,612	8,393	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cawachi Ltd — Monthly	(219)
8,924	8,915	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cbtx Inc — Monthly	(10)
44,796	44,161	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cdw Corp — Monthly	(513)
12,984	13,182	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cedar Shopping Centers Inc — Monthly	197
46,057	45,711	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Central Pacific Financial Corp — Monthly	13
42,699	43,107	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Central Valley Community Bancorp — Monthly	406
11,319	11,343	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Century Bancorp Inc/Ma — Monthly	23
1,955	2,085	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cerence Inc — Monthly	130
94,065	92,840	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Chemocentryx Inc — Monthly	(1,226)
19,275	19,089	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Cheng Shin Rubber Industry Co Ltd — Monthly	(188)
47,205	46,410	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Chicony Electronics Co Ltd — Monthly	(798)
13,313	12,808	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Medical System Holdings Ltd — Monthly	(506)
17,933	17,383	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China National Building Material Co Ltd — Monthly	(551)
10,588	10,463	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cie Automotive Sa — Monthly	(126)
53,393	52,986	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cirrus Logic Inc — Monthly	(410)
29,180	29,180	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cisco Systems Inc — Monthly	(2)
34,533	34,181	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Citrix Systems Inc — Monthly	(353)
14,506	14,179	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Civista Bancshares Inc — Monthly	(328)
6,757	6,649	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ck Asset Holdings Ltd — Monthly	(108)
18,330	18,165	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ck Hutchison Holdings Ltd — Monthly	(166)
8,770	8,700	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Clariant Ag — Monthly	(71)
51,776	51,243	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Clean Harbors Inc — Monthly	(536)
11,631	11,715	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Clinigen Group Plc — Monthly	84
6,736	6,686	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cmic Holdings Co Ltd — Monthly	(50)
19,315	19,182	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Coca-Cola Amatil Ltd — Monthly	(134)
36,928	36,472	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Coca-Cola Consolidated Inc — Monthly	(458)
25,663	25,668	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Coca-Cola Femsa Sab De Cv — Monthly	413
8,198	8,105	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Coca-Cola Hbc Ag — Monthly	(94)
53,665	56,389	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Collegium Pharmaceutical Inc — Monthly	2,722
9,496	9,496	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Columbia Financial Inc — Monthly	(1)
47,811	47,879	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Comerica Inc — Monthly	65
44,625	44,713	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Comfort Systems Usa Inc — Monthly	85
18,747	18,558	—	10/29/24	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Comfortdelgro Corp Ltd — Monthly	(190)
38,481	37,949	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Commercial Vehicle Group Inc — Monthly	(534)
25,027	25,057	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Commvault Systems Inc — Monthly	28
21,585	21,867	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Computacenter Plc — Monthly	281
8,045	8,119	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Computer Engineering & Consulting Ltd — Monthly	73
49,454	52,667	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Concert Pharmaceuticals Inc — Monthly	3,210
47,645	48,026	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Conmed Corp — Monthly	379
40,289	40,036	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Copa Holdings Sa — Monthly	(6)
13,908	13,771	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Corecivic Inc — Monthly	(138)
39,501	39,469	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cornerstone Ondemand Inc — Monthly	(34)
48,873	49,589	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Corvel Corp — Monthly	713
27,917	27,397	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Covenant Transportation Group Inc — Monthly	(522)
8,410	8,241	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Covestro Ag — Monthly	(169)
12,999	12,818	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cross Country Healthcare Inc — Monthly	(181)
25,254	25,111	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Csx Corp — Monthly	(61)
40,524	40,046	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cummins Engine Company Inc — Monthly	728
11,759	12,393	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cvs Group Plc — Monthly	696
10,889	10,857	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cybernet Systems Co Ltd — Monthly	(32)
1,844	1,874	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cyclerion Therapeutics Inc — Monthly	30
21,962	23,285	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cymabay Therapeutics Inc — Monthly	1,323
45,605	45,470	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cypress Semiconductor Corp — Monthly	(138)
22,421	21,464	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Daelim Industrial Co Ltd — Monthly	(959)
16,658	16,329	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dassault Aviation Sa — Monthly	(330)
17,183	17,092	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dcc Plc — Monthly	36
19,361	17,650	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dell Technologies Inc — Monthly	(1,712)
14,435	19,101	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Delphi Technologies Plc — Monthly	4,665
6,477	6,441	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dena Co Ltd — Monthly	(36)
29,204	28,948	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dentsply Sirona Inc — Monthly	(258)
16,723	16,500	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dermira Inc — Monthly	(224)
14,050	13,696	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Deutz Ag — Monthly	(355)
19,216	19,030	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dialog Semiconductor Plc — Monthly	(187)
13,638	13,697	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dic Asset Ag — Monthly	58
11,044	10,857	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dic Corp — Monthly	(187)
34,174	33,857	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Direct Line Insurance Group Plc — Monthly	(319)
14,947	15,000	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dixons Carphone Plc — Monthly	52
10,252	10,493	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Domino's Pizza Group Plc — Monthly	241
17,097	17,339	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Donnelley Financial Solutions Inc — Monthly	241
30,239	28,938	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Doosan Bobcat Inc — Monthly	(948)
30,145	29,877	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dover Corp — Monthly	(138)
8,426	8,562	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dts Corp — Monthly	135
43,601	43,601	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ducommun Inc — Monthly	(3)
11,573	11,522	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dunelm Group Plc — Monthly	(52)
2,567	2,574	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dws Municipal Income Trust — Monthly	25
32,494	32,738	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	E*Trade Financial Corp — Monthly	738
12,740	12,829	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eagle Point Credit Co Inc — Monthly	446
43,400	43,445	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eastgroup Properties Inc — Monthly	42
47,888	52,633	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eaton Corp Plc — Monthly	5,728
2,616	2,630	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eaton Vance California Municipal Bond Fund — Monthly	31
4,273	4,289	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eaton Vance Floating-Rate Income Trust — Monthly	70
13,608	13,661	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eaton Vance Limited Duration Income Fund — Monthly	158
3,509	3,503	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eaton Vance Municipal Income Trust — Monthly	7
5,547	5,530	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eaton Vance Senior Floating-Rate Trust — Monthly	54
40,219	39,960	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ebay Inc — Monthly	(104)
38,308	38,296	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Edgewell Personal Care Co — Monthly	(15)
42,183	41,584	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Egain Corp — Monthly	(602)
15,680	16,010	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eisai Co Ltd — Monthly	595
83,924	83,961	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	El Paso Electric Co — Monthly	32
22,373	21,947	—	10/29/24	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Emaar Development — Monthly	(427)
21,031	21,004	—	10/27/21	(Federal Funds Effective Rate US plus 1.25%) — Monthly	Embotelladora Andina Sa — Monthly	(29)
43,888	44,195	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Enova International Inc — Monthly	304
19,652	20,033	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Enphase Energy Inc — Monthly	381
35,730	35,656	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ensign Group Inc/The — Monthly	(76)
44,007	43,949	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Entegra Financial Corp — Monthly	(61)
6,603	6,387	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Enzo Biochem Inc — Monthly	(217)
9,312	9,697	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Espec Corp — Monthly	384
19,843	19,865	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Essity Ab — Monthly	20
16,788	16,792	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Etsy Inc — Monthly	3
8,420	8,420	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eureka Homestead Bancorp Inc — Monthly	—
19,061	19,159	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Experian Plc — Monthly	97
59,774	59,764	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fabrinet — Monthly	(13)
13,636	13,352	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fancl Corp — Monthly	(285)
5,659	5,630	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Farmers National Banc Corp — Monthly	(30)
20,784	20,580	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Faurecia Se — Monthly	(206)
39,194	38,770	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Federal Signal Corp — Monthly	(426)
5,399	4,981	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Financial Products Group Co Ltd — Monthly	(418)
43,681	44,016	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Bancorp/Puerto Rico — Monthly	542
45,766	45,591	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Bancorp/Southern Pines Nc — Monthly	(177)
8,316	8,330	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Choice Bancorp — Monthly	106
42,677	42,270	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Defiance Financial Corp — Monthly	(409)
44,836	44,836	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Hawaiian Inc — Monthly	406
4,666	4,669	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Trust High Income Long/Short Fund — Monthly	36
2,683	2,687	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Trust Senior Floating Rate Income Fund Ii — Monthly	23
65,842	66,466	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Five9 Inc — Monthly	620
19,032	19,006	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Flutter Entertainment Plc — Monthly	(26)
16,989	16,716	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Formosa Taffeta Co Ltd — Monthly	(274)
63,979	64,432	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fortinet Inc — Monthly	450
7,489	7,392	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Foster Electric Co Ltd — Monthly	(98)
2,897	2,880	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Franklin Ltd Duration Income Trust — Monthly	61
21,600	21,627	—	10/29/24	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Fraser & Neave Holdings Bhd — Monthly	25
7,420	7,475	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Frasers Group Plc — Monthly	54
231	234	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Frequency Therapeutics Inc — Monthly	3
7,959	7,994	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fresenius Medical Care Ag & Co Kgaa — Monthly	35
49,850	49,424	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Frontdoor Inc — Monthly	(429)
12,581	12,445	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fudo Tetra Corp — Monthly	(137)
9,257	9,240	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fuji Electric Co Ltd — Monthly	(18)
7,890	7,896	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fuji Soft Inc — Monthly	6
14,171	14,129	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fukui Computer Holdings Inc — Monthly	(43)
12,375	12,436	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Furukawa Co Ltd — Monthly	61
7,541	7,589	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Furyu Corp — Monthly	48
31,026	31,968	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Gamco Investors Inc — Monthly	941
39,051	38,881	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Garmin Ltd — Monthly	(172)
7,683	7,683	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Generac Holdings Inc — Monthly	—
43,096	42,792	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	General Electric Co — Monthly	(306)
33,954	33,540	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Gentex Corp — Monthly	(415)
8,262	8,116	—	10/29/24	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Genting Singapore Ltd — Monthly	(146)
14,588	14,484	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Geo Group Inc/The — Monthly	(106)
15,913	15,676	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Georg Fischer Ag — Monthly	(238)
18,162	17,871	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Gerresheimer Ag — Monthly	(292)
43,580	42,725	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Gms Inc — Monthly	(858)
8,459	8,575	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Gn Store Nord As — Monthly	115
1,965	1,894	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Go-Ahead Group Plc/The — Monthly	(71)
7,939	7,918	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Goldcrest Co Ltd — Monthly	(22)
40,727	40,274	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Great Lakes Dredge & Dock Corp — Monthly	(455)
12,251	12,060	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Green Brick Partners Inc — Monthly	(191)
23,105	22,941	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Greggs Plc — Monthly	(165)
22,819	22,462	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Grupo Aeroportuario Del Pacifico Sab De Cv — Monthly	121
21,148	20,644	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Gs Retail Co Ltd — Monthly	(505)
16,018	16,156	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd — Monthly	137
2,087	2,079	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Guggenheim Credit Allocation Fund — Monthly	29
10,903	10,880	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Guggenheim Strategic Opportunities Fund — Monthly	182
4,217	4,208	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Guggenheim Taxable Municipal Managed Duration Trust — Monthly	36
20,941	21,108	—	10/29/24	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Gulf Bank Kscp — Monthly	166
58,160	57,743	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Halozyme Therapeutics Inc — Monthly	(420)
15,261	14,638	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Hankook Tire & Technology Co Ltd — Monthly	(624)
21,470	21,341	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hanover Insurance Group Inc/The — Monthly	(130)
36,151	35,845	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Harsco Corp — Monthly	(308)
60,212	59,509	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hartford Financial Services Group Inc/The — Monthly	(417)
53,974	52,977	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hawaiian Holdings Inc — Monthly	(1,000)
30,835	30,422	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hd Supply Holdings Inc — Monthly	(414)
45,538	46,317	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Healthstream Inc — Monthly	777
45,692	45,010	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Heidrick & Struggles International Inc — Monthly	(684)
10,303	10,506	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Heijmans Nv — Monthly	202
55,472	54,896	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Herc Holdings Inc — Monthly	(579)
58,006	56,619	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Herman Miller Inc — Monthly	(1,141)
42,012	42,455	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hill-Rom Holdings Inc — Monthly	441
46,001	46,896	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hilltop Holdings Inc — Monthly	892
30,437	30,345	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hilton Worldwide Holdings Inc — Monthly	(94)
28,102	28,450	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hitachi High-Technologies Corp — Monthly	713
11,706	11,789	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hitachi Ltd — Monthly	270
44,550	44,213	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hms Holdings Corp — Monthly	(339)
12,420	12,408	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hochtief Ag — Monthly	(13)
49,704	49,626	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hologic Inc — Monthly	(80)
37,308	37,266	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Home Depot Inc/The — Monthly	(45)
31,108	30,727	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hubbell Inc — Monthly	(192)
12,193	11,955	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Huber + Suhner Ag — Monthly	(238)
9,245	9,185	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hugo Boss Ag — Monthly	(60)
14,545	14,221	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Huya Inc — Monthly	(325)
7,664	7,537	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hysan Development Co Ltd — Monthly	(127)
21,877	21,157	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Hyundai Mobis Co Ltd — Monthly	(721)
7,091	7,110	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Iida Group Holdings Co Ltd — Monthly	303
54,132	57,644	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Immunogen Inc — Monthly	3,510
46,154	46,105	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Immunomedics Inc — Monthly	(52)
16,055	16,039	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Inchcape Plc — Monthly	(17)
47,630	47,833	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Incyte Corp — Monthly	201
19,287	19,189	—	10/29/24	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Indofood Cbp Sukses Makmur Tbk Pt — Monthly	(99)
51,042	51,009	—	10/29/24	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Indofood Sukses Makmur Tbk Pt — Monthly	(37)
9,082	9,262	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Industrial Logistics Properties Trust — Monthly	179
57,599	59,239	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ingles Markets Inc — Monthly	1,636
61,073	61,589	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Insight Enterprises Inc — Monthly	513
30,551	31,030	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Insperity Inc — Monthly	477
47,593	47,250	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Installed Building Products Inc — Monthly	(345)
52,507	54,207	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Inter Parfums Inc — Monthly	1,696
48,058	47,765	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	International Bancshares Corp — Monthly	(296)
22,290	22,426	—	10/28/24	(Federal Funds Effective Rate US plus 0.75%) — Monthly	International Container Terminal Services Inc — Monthly	134
24,727	24,077	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Intuit Inc — Monthly	(651)
4,066	4,055	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Advantage Municipal Income Trust Ii — Monthly	22
1,833	1,838	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Municipal Income Opportunities Trust — Monthly	19
7,040	7,012	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Municipal Opportunity Trust — Monthly	28
6,194	6,174	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Municipal Trust — Monthly	29
5,894	5,899	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Quality Municipal Income Trust — Monthly	50
5,149	5,124	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Senior Income Trust — Monthly	34
7,132	7,121	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Trust For Investment Grade Municipals — Monthly	46
6,195	6,223	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Value Municipal Income Trust — Monthly	75
14,166	14,003	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ironwood Pharmaceuticals Inc — Monthly	(164)
10,657	10,813	—	10/29/24	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Israel Discount Bank Ltd — Monthly	155
11,117	10,912	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Itochu Corp — Monthly	77
10,927	10,685	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Itochu Techno-Solutions Corp — Monthly	10
52,089	51,637	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Itt Inc — Monthly	(454)
19,802	20,014	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	J Alexander's Holdings Inc — Monthly	211
20,920	21,223	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	J D Wetherspoon Plc — Monthly	302
10,779	10,849	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Japan Property Management Center Co Ltd — Monthly	69
4,992	4,967	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Japan Rental Housing Investments Inc — Monthly	(25)
20,869	20,164	—	10/29/24	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Jardine Cycle & Carriage Ltd — Monthly	(707)
36,354	40,500	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jazz Pharmaceuticals Plc — Monthly	4,144
8,576	8,458	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jbcc Holdings Inc — Monthly	(118)
44,637	46,362	—	10/27/21	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Jbs Sa — Monthly	1,722
18,952	18,720	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jd Sports Fashion Plc — Monthly	(228)
21,326	21,190	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jd.Com Inc — Monthly	(137)
21,736	21,673	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jefferies Financial Group Inc — Monthly	82
16,432	16,004	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jiangsu Expressway Co Ltd — Monthly	(429)
47,742	46,817	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	John B Sanfilippo & Son Inc — Monthly	31
17,786	18,039	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jvckenwood Corp — Monthly	252
6,701	6,594	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kajima Corp — Monthly	329
14,703	14,674	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kardex Ag — Monthly	(31)
10,918	10,975	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Keycorp — Monthly	56
55,403	56,084	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Keysight Technologies Inc — Monthly	678
7,556	7,932	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kfc Holdings Japan Ltd — Monthly	375
56,764	56,514	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kforce Inc — Monthly	(254)
16,067	15,693	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kimball International Inc — Monthly	(375)
7,137	6,882	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kingboard Holdings Ltd — Monthly	(202)
25,155	24,251	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kingboard Laminates Holdings Ltd — Monthly	(752)
8,256	8,253	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kissei Pharmaceutical Co Ltd — Monthly	(3)
5,337	5,320	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kkr Income Opportunities Fund — Monthly	69
29,994	30,314	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	KLA Corp — Monthly	318
13,877	14,055	—	10/28/24	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Koc Holding As — Monthly	177
6,884	6,934	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kohnan Shoji Co Ltd — Monthly	49
7,104	7,038	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Komatsu Ltd — Monthly	529
8,598	8,547	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Komeri Co Ltd — Monthly	(51)
40,731	39,962	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Koninklijke Ahold Delhaize Nv — Monthly	(771)
10,800	10,791	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kontoor Brands Inc — Monthly	(10)
38,088	37,866	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Korn Ferry — Monthly	(224)
25,201	25,481	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kroger Co/The — Monthly	639
8,482	8,446	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Kt&G Corp — Monthly	(37)
20,889	20,052	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Kumho Petrochemical Co Ltd — Monthly	(838)
11,050	11,595	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kura Sushi Usa Inc — Monthly	545
22,601	23,553	—	10/29/24	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Kuwait Finance House Kscp — Monthly	951
9,161	8,952	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kyb Corp — Monthly	(210)
11,696	11,733	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	L Brands Inc — Monthly	220
38,853	38,046	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	La-Z-Boy Inc — Monthly	(641)
10,190	10,269	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lagardere Sca — Monthly	79
30,191	29,885	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lam Research Corp — Monthly	(308)
36,219	35,874	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Landstar System Inc — Monthly	(203)
39,889	40,274	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lantheus Holdings Inc — Monthly	383
15,721	15,665	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lanxess Ag — Monthly	(57)
7,377	7,273	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lb Foster Co — Monthly	(104)
7,986	7,906	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Leonardo Spa — Monthly	(80)
9,935	9,738	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Lg Corp — Monthly	(198)
26,966	26,276	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Lg Electronics Inc — Monthly	(692)
29,387	28,683	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Liberty Tripadvisor Holdings Inc — Monthly	(705)
43,808	44,637	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	LifeVantage Corp — Monthly	827
6,747	6,693	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lintec Corp — Monthly	(55)
14,633	14,277	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Lite-On Technology Corp — Monthly	(357)
16,412	16,264	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lkq Corp — Monthly	(148)
42,783	42,622	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lockheed Martin Corp — Monthly	99
26,819	26,747	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Logmein Inc — Monthly	(74)
55,628	53,224	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Longfor Group Holdings Ltd — Monthly	(2,407)
38,991	39,156	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lpl Financial Holdings Inc — Monthly	615
22,039	22,016	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Ls Corp — Monthly	(24)
13,195	13,100	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Ls Industrial Systems Co Ltd — Monthly	(96)
2,541	2,493	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lsc Communications Inc — Monthly	(48)
26,627	33,368	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Luxfer Holdings Plc — Monthly	6,739
33,033	33,721	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lydall Inc — Monthly	686
45,910	45,377	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	M/I Homes Inc — Monthly	(536)
21,414	22,465	—	10/29/24	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Mabanee Co Sak — Monthly	1,050
7,082	7,052	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Maeda Road Construction Co Ltd — Monthly	(30)
4,268	4,279	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mainstay Mackay Definedterm Municipal Opportunities Fund — Monthly	46
14,837	15,144	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Malibu Boats Inc — Monthly	306
5,555	5,359	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mamezou Holdings Co Ltd — Monthly	(196)
45,097	45,648	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Marcus Corp/The — Monthly	781
49,064	49,663	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Marinemax Inc — Monthly	597
53,894	53,565	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Marten Transport Ltd — Monthly	(333)
39,066	39,451	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mastercard Inc — Monthly	490
23,715	23,752	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Match Group Inc — Monthly	36
17,626	17,522	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mckesson Europe Ag — Monthly	(105)
20,370	20,141	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mdc Holdings Inc — Monthly	(230)
27,298	27,229	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Mediatek Inc — Monthly	(71)
81,112	81,421	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Medicines Co/The — Monthly	307
11,478	10,729	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Medipal Holdings Corp — Monthly	(750)
7,403	7,279	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Megmilk Snow Brand Co Ltd — Monthly	(124)
10,768	10,607	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Meiji Holdings Co Ltd — Monthly	(161)
26,641	29,021	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Meiragtx Holdings Plc — Monthly	2,378
146,670	42,283	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mellanox Technologies Ltd — Monthly	(104,390)
29,958	29,903	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Merck & Co Inc — Monthly	(57)
26,656	26,743	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mercury General Corp — Monthly	86
51,969	51,169	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Meritage Homes Corp — Monthly	(803)
12,414	12,493	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Metallurgical Corp Of China Ltd — Monthly	79
39,816	39,928	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Metlife Inc — Monthly	110
38,273	38,151	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Metso Oyj — Monthly	1,617
2,046	2,115	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mfs High Income Municipal Trust — Monthly	84
3,788	3,800	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mfs Multimarket Income Trust — Monthly	65
1,709	1,711	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mfs Municipal Income Trust — Monthly	15
29,798	29,670	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Microsoft Corp — Monthly	(129)
43,926	43,723	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Miller Industries Inc — Monthly	(205)
9,430	9,258	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mimasu Semiconductor Industry Co Ltd — Monthly	(107)
9,885	9,892	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Miraca Holdings Inc — Monthly	7
10,345	10,147	—	10/29/24	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Misc Bhd — Monthly	(112)
7,361	7,335	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsubishi Estate Co Ltd — Monthly	(27)
7,721	7,823	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsubishi Gas Chemical Co Inc — Monthly	743
7,693	7,613	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsubishi Motors Corp — Monthly	285
10,895	10,922	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsubishi Ufj Lease & Finance Co Ltd — Monthly	27
7,263	7,192	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsui Chemicals Inc — Monthly	428
6,413	6,344	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsui Sugar Co Ltd — Monthly	(69)
7,435	7,264	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsui-Soko Holdings Co Ltd — Monthly	(171)
7,709	7,648	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mixi Inc — Monthly	(62)
23,242	23,909	—	10/29/24	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Mobile Telecommunications Co Ksc — Monthly	666
29,867	30,434	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mobileiron Inc — Monthly	565
19,133	19,158	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Modine Manufacturing Co — Monthly	25
22,858	26,451	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Molecular Templates Inc — Monthly	3,592
12,833	12,757	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Moneysupermarket.Com Group Plc — Monthly	(76)
6,747	6,713	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mori Trust Hotel Reit Inc — Monthly	(35)
22,625	22,753	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Motorola Solutions Inc — Monthly	127
35,268	34,388	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Movado Group Inc — Monthly	(882)
9,800	9,708	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ms&Ad Insurance Group Holdings Inc — Monthly	220
46,147	47,133	—	10/27/21	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Multiplan Empreendimentos Imobiliarios Sa — Monthly	1,106
23,455	23,263	—	10/29/24	(Federal Funds Effective Rate US plus 1.20%) — Monthly	National Bank Of Kuwait Sakp — Monthly	(193)
45,757	46,705	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	National Research Corp — Monthly	946
41,250	42,290	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Natural Grocers By Vitamin Cottage Inc — Monthly	1,354
29,589	30,205	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nature's Sunshine Products Inc — Monthly	615
6,281	6,251	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nec Networks & System Integration Corp — Monthly	(30)
61,084	61,459	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Neophotonics Corp — Monthly	371
43,088	43,199	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Netease Inc — Monthly	109
2,456	2,480	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Neuberger Berman High Yield Strategies Fund Inc — Monthly	62
2,347	2,312	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Neuberger Berman Municipal Fund Inc — Monthly	(8)
2,543	2,551	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	New America High Income Fund Inc/The — Monthly	40
49,884	48,553	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	New Oriental Education & Technology Group Inc — Monthly	(1,334)
68,368	70,512	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nextgen Healthcare Inc — Monthly	2,140
15,000	14,846	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ngk Insulators Ltd — Monthly	532
43,609	43,361	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nic Inc — Monthly	(251)
13,851	13,754	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nifco Inc/Japan — Monthly	(97)
8,740	9,029	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nippon Shinyaku Co Ltd — Monthly	360
14,299	14,220	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nisshin Oillio Group Ltd/The — Monthly	(79)
5,691	5,637	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nisshin Seifun Group Inc — Monthly	73
60,950	60,706	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nortonlifelock Inc — Monthly	58
27,973	35,724	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Norwegian Cruise Line Holdings Ltd — Monthly	7,749
13,183	16,961	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Novocure Ltd — Monthly	3,777
43,444	42,946	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Now Inc — Monthly	(501)
21,905	21,606	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nu Skin Enterprises Inc — Monthly	(92)
57,342	57,215	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuance Communications Inc — Monthly	(131)
26,710	26,748	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Amt-Free Quality Municipal Income Fund — Monthly	341
18,615	18,691	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Credit Strategies Income Fund — Monthly	596
5,877	5,883	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Floating Rate Income Fund — Monthly	120
4,195	4,217	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Floating Rate Income Opportunity Fund — Monthly	102
3,588	3,598	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Global High Income Fund — Monthly	79
3,390	3,403	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Intermediate Duration Municipal Term Fund — Monthly	44
12,244	12,297	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Municipal Credit Income Fund — Monthly	203
9,232	9,311	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Municipal High Income Opportunity Fund — Monthly	194
2,977	2,979	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen New Jersey Dvd Adv Municipal Fund — Monthly	36
2,974	2,946	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Pennsylvania Quality Municipal Income Fund — Monthly	4
22,510	22,541	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Quality Municipal Income Fund — Monthly	280
2,281	2,285	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Senior Income Fund — Monthly	48
1,746	1,753	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Short Duration Credit Opportunities Fund — Monthly	42
6,511	6,560	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Taxable Municipal Income Fund — Monthly	137
15,546	16,877	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nvent Electric Plc — Monthly	1,330
41,877	41,711	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nvr Inc — Monthly	(168)
8,153	8,900	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nxp Semiconductors Nv — Monthly	746
10,752	10,601	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Obayashi Corp — Monthly	89
13,336	13,101	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Office Depot Inc — Monthly	(89)
8,517	8,564	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Oil-Dri Corp Of America — Monthly	47
22,584	22,425	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Old Republic International Corp — Monthly	(160)
70,473	69,671	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Omnicell Inc — Monthly	(805)
41,038	41,038	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	On Deck Capital Inc — Monthly	(3)
6,727	6,731	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ono Pharmaceutical Co Ltd — Monthly	191
16,703	16,777	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Onward Holdings Co Ltd — Monthly	73
41,662	41,853	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Oppenheimer Holdings Inc — Monthly	189
15,985	15,861	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Osjb Holdings Corp — Monthly	(125)
44,099	45,261	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Owens & Minor Inc — Monthly	1,160
50,519	50,716	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pacific Biosciences Of California Inc — Monthly	195
33,976	35,525	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Palomar Holdings Inc — Monthly	1,548
33,463	33,198	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Parker-Hannifin Corp — Monthly	89
50,321	47,737	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Patrick Industries Inc — Monthly	(2,586)
20,046	20,838	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Paysign Inc — Monthly	791
65,017	64,313	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pc Connection Inc — Monthly	(708)
9,924	10,235	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pennant Group Inc/The — Monthly	310
43,394	43,522	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Penumbra Inc — Monthly	126
10,764	10,653	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Persimmon Plc — Monthly	(112)
34,301	34,931	—	10/27/21	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Petrobras Distribuidora Sa — Monthly	628
23,223	23,700	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pets At Home Group Plc — Monthly	476
14,359	14,056	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Peugeot Sa — Monthly	(304)
4,945	4,969	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pgim Global High Yield Fund Inc — Monthly	95
7,014	7,056	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pgim High Yield Bond Fund Inc — Monthly	141
13,212	12,807	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pharma Mar Sa — Monthly	(405)
19,691	20,103	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Phoenix Group Holdings Plc — Monthly	411
23,381	23,026	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Phosagro — Monthly	(356)
15,706	15,615	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Piaggio & C Spa — Monthly	(92)
1,974	1,968	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pimco California Municipal Income Fund — Monthly	17
1,862	1,878	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pimco California Municipal Income Fund Ii — Monthly	35
18,720	18,791	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pimco Corporate & Income Opportunity Fund — Monthly	465
3,722	3,718	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pimco Income Strategy Fund — Monthly	83
7,656	7,678	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pimco Income Strategy Fund Ii — Monthly	198
3,277	3,290	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pimco Municipal Income Fund — Monthly	51
6,858	6,871	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pimco Municipal Income Fund Ii — Monthly	99
2,270	2,264	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pimco Municipal Income Fund Iii — Monthly	22
8,253	8,366	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pioneer Bancorp Inc/Ny — Monthly	113
2,462	2,432	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pioneer Floating Rate Trust — Monthly	(1)
2,752	2,762	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pioneer Municipal High Income Advantage Trust — Monthly	29
2,559	2,572	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pioneer Municipal High Income Trust — Monthly	32
24,830	24,830	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Piper Jaffray Cos — Monthly	114
20,128	20,142	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pivotal Software Inc — Monthly	12
13,897	13,422	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Playtech Plc — Monthly	(475)
14,712	14,508	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Porsche Automobil Holding Se — Monthly	(205)
23,715	22,945	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Posco International Corp — Monthly	(771)
30,721	30,941	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Post Holdings Inc — Monthly	218
43,593	43,798	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pricesmart Inc — Monthly	203
45,725	45,650	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Procter & Gamble Co/The — Monthly	586
47,995	48,067	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Progressive Corp/The — Monthly	70
19,714	19,821	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Proofpoint Inc — Monthly	106
6,656	6,647	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Proto Corp — Monthly	(9)
5,125	5,142	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Provident Financial Holdings Inc — Monthly	49
19,993	19,956	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Prudential Plc — Monthly	(37)
55,035	55,976	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ptc Therapeutics Inc — Monthly	939
64,304	63,599	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PulteGroup Inc — Monthly	(709)
15,870	16,775	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pzena Investment Management Inc — Monthly	905
6,666	6,798	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Qad Inc — Monthly	131
37,785	38,055	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Qantas Airways Ltd — Monthly	268
11,024	11,025	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Quadient — Monthly	1
29,197	28,825	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Qualcomm Inc — Monthly	(374)
43,475	44,272	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Quanex Building Products Corp — Monthly	794
54,149	54,873	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	R1 Rcm Inc — Monthly	721
78,855	78,974	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ra Pharmaceuticals Inc — Monthly	114
59,983	60,584	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Radnet Inc — Monthly	598
54,981	54,419	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rambus Inc — Monthly	(566)
11,714	11,226	—	10/29/24	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd — Monthly	(489)
46,192	46,347	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Raymond James Financial Inc — Monthly	152
36,858	35,770	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rci Hospitality Holdings Inc — Monthly	(1,091)
50,466	52,663	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Recro Pharma Inc — Monthly	2,194
49,523	49,205	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Regional Management Corp — Monthly	(321)
39,001	39,049	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Reinsurance Group Of America Inc — Monthly	614
6,773	6,715	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Resorttrust Inc — Monthly	(58)
8,817	8,602	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Restorbio Inc — Monthly	(215)
13,936	13,690	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Retrophin Inc — Monthly	(247)
42,048	42,175	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Revere Bank — Monthly	124
9,428	9,370	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rheinmetall Ag — Monthly	(58)
11,641	11,593	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Richmond Mutual Bancorporation Inc — Monthly	(49)
57,919	53,390	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rigel Pharmaceuticals Inc — Monthly	(4,532)
3,290	3,292	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rivernorth/Doubleline Strategic Opportunity Fund Inc — Monthly	75
5	5	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rivernorth/Doubleline Strategic Opportunity Fund Inc — Monthly	—
40,015	39,685	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Riverview Bancorp Inc — Monthly	(332)
40,980	40,624	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Robert Half International Inc — Monthly	(142)
24,131	23,357	—	10/28/24	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Robinsons Land Corp — Monthly	(776)
18,197	18,188	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Roche Holding Ag — Monthly	(10)
37,784	36,885	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Roku Inc — Monthly	(901)
7,815	7,695	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Roland Dg Corp — Monthly	(120)
20,929	20,664	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Royal Mail Plc — Monthly	(267)
19,143	19,532	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Royal Unibrew As — Monthly	388
34,425	36,060	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rr Donnelley & Sons Co — Monthly	1,633
7,248	7,428	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ryoyo Electro Corp — Monthly	180
29,893	29,641	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	S&P Global Inc — Monthly	(190)
18,646	18,646	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Safran Sa — Monthly	(1)
30,049	29,871	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sage Group Plc/The — Monthly	(180)
7,320	7,090	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Saizeriya Co Ltd — Monthly	(231)
22,702	21,804	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Samsung Electronics Co Ltd — Monthly	(851)
25,899	25,276	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Samsung Engineering Co Ltd — Monthly	(625)
9,539	9,675	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sandvik Ab — Monthly	135
8,064	7,978	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sanki Engineering Co Ltd — Monthly	(86)
17,188	16,907	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sankyo Co Ltd — Monthly	467
22,663	22,641	—	10/29/24	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Saudi Industrial Investment Group — Monthly	(24)
44,302	44,478	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Saul Centers Inc — Monthly	173
5,624	5,717	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Scala Inc — Monthly	93
10,909	10,809	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Scandinavian Tobacco Group As — Monthly	(100)
44,405	44,405	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Scientific Games Corp — Monthly	(3)
8,822	8,646	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sekisui House Ltd — Monthly	(177)
62,169	62,394	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Select Medical Holdings Corp — Monthly	223
12,745	12,865	—	10/29/24	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Sella Capital Real Estate Ltd — Monthly	120
7,595	7,452	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Senko Group Holdings Co Ltd — Monthly	(143)
11,082	11,066	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Serco Group Plc — Monthly	(17)
11,401	11,158	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sesa Spa — Monthly	(244)
15,296	15,194	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Seven Group Holdings Ltd — Monthly	(103)
19,702	19,315	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shandong Weigao Group Medical Polymer Co Ltd — Monthly	(254)
13,134	12,647	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shanghai Fosun Pharmaceutical Group Co Ltd — Monthly	(488)
19,309	19,241	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shin-Etsu Polymer Co Ltd — Monthly	(68)
6,720	6,681	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shindengen Electric Manufacturing Co Ltd — Monthly	(39)
11,444	11,374	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shun Tak Holdings Ltd — Monthly	(70)
30,437	29,989	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sierra Bancorp — Monthly	(449)
9,419	9,421	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Simcorp As — Monthly	2
9,291	9,339	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Skf Ab — Monthly	48
6,919	6,843	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sky Perfect Jsat Holdings Inc — Monthly	(76)
55,692	54,246	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Skywest Inc — Monthly	(1,449)
29,637	29,392	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Skyworks Solutions Inc — Monthly	(247)
38,425	38,996	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sl Green Realty Corp — Monthly	569
17,722	17,740	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Software Ag — Monthly	17
39,107	39,454	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Solarwinds Corp — Monthly	345
6,934	6,968	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Solxyz Co Ltd — Monthly	34
8,357	8,298	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sonae Sgps Sa — Monthly	(59)
26,447	26,167	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sonic Automotive Inc — Monthly	(281)
26,868	26,718	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sonova Holding Ag — Monthly	(152)
20,732	20,750	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Southwest Airlines Co — Monthly	17
30,566	31,667	—	10/29/24	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Spar Group Ltd/The — Monthly	1,099
43,370	43,233	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Spark Therapeutics Inc — Monthly	(139)
50,494	50,962	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Spartannash Co — Monthly	465
48,191	49,431	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Spero Therapeutics Inc — Monthly	1,237
29,355	28,446	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Spirit Aerosystems Holdings Inc — Monthly	(911)
6,434	6,427	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	St Marc Holdings Co Ltd — Monthly	(8)
17,023	16,874	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Star Entertainment Grp Ltd/The — Monthly	(150)
2,344	2,314	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Stone Harbor Emerging Markets Total Income Fund — Monthly	30
21,716	22,132	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Straumann Holding Ag — Monthly	414
7,996	7,859	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Subaru Corp — Monthly	282
9,657	9,481	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sumitomo Chemical Co Ltd — Monthly	391
4,549	4,521	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sumitomo Corp — Monthly	459
11,830	11,947	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sumitomo Electric Industries Ltd — Monthly	655
17,896	17,547	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sundrug Co Ltd — Monthly	(39)
43,468	43,624	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sunstone Hotel Investors Inc — Monthly	153
15,274	15,251	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Super Retail Group Ltd — Monthly	(24)
23,856	24,900	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Supernus Pharmaceuticals Inc — Monthly	1,042
30,133	29,713	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Surmodics Inc — Monthly	(422)
27,976	28,295	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sushiro Global Holdings Ltd — Monthly	317
22,830	22,710	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Svb Financial Group — Monthly	(122)
39,134	39,134	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Swedish Match Ab — Monthly	(3)
47,523	47,548	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Synchrony Financial — Monthly	703
6,860	7,229	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Syuppin Co Ltd — Monthly	368
7,990	7,691	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Takara Bio Inc — Monthly	(299)
9,281	9,190	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Takeei Corp — Monthly	(92)
6,550	6,509	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tanseisha Co Ltd — Monthly	(41)
32,352	32,779	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tapestry Inc — Monthly	425
84,285	24,865	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Taro Pharmaceutical Industries Ltd — Monthly	(59,422)
34,145	31,453	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Techtarget Inc — Monthly	(2,694)
46,201	48,849	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Telenav Inc — Monthly	2,645
9,290	9,351	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Television Francaise 1 — Monthly	60
4,265	4,265	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Templeton Emerging Markets Income Fund — Monthly	46
15,234	14,968	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tesco Plc — Monthly	(268)
10,329	10,008	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tessco Technologies Inc — Monthly	(322)
27,519	27,769	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Texas Instruments Inc — Monthly	751
11,556	11,558	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Timberland Bancorp Inc/Wa — Monthly	1
68,272	68,104	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Timken Co/The — Monthly	190
28,923	28,710	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tokyo Electron Ltd — Monthly	274
45,894	45,105	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Topbuild Corp — Monthly	(792)
9,956	10,775	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Toshiba Corp — Monthly	860
25,343	25,183	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Toyo Construction Co Ltd — Monthly	(162)
21,736	21,568	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Toyo Suisan Kaisha Ltd — Monthly	131
18,291	19,478	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Travelsky Technology Ltd — Monthly	1,186
18,588	18,770	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Travelzoo — Monthly	181
17,960	17,481	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Travis Perkins Plc — Monthly	(479)
52,500	52,487	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Trico Bancshares — Monthly	(17)
30,161	30,113	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Trimas Corp — Monthly	(50)
18,330	17,942	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tsingtao Brewery Co Ltd — Monthly	(389)
44,984	44,647	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Two River Bancorp — Monthly	(192)
16,037	16,255	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	U-Blox Holding Ag — Monthly	218
8,715	8,594	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ube Industries Ltd — Monthly	(121)
19,823	19,938	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ucb Sa — Monthly	114
49,315	49,225	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Umpqua Holdings Corp — Monthly	(93)
41,495	41,006	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Union Pacific Corp — Monthly	(266)
51,160	51,677	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	United Community Banks Inc/Ga — Monthly	514
4,345	4,353	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	United Security Bancshares/Fresno Ca — Monthly	8
39,693	39,232	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Universal Display Corp — Monthly	(463)
44,703	44,591	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Universal Electronics Inc — Monthly	(115)
9,700	10,301	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Us Xpress Enterprises Inc — Monthly	600
9,658	9,542	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Valora Holding Ag — Monthly	(116)
34,907	35,033	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Vanda Pharmaceuticals Inc — Monthly	124
57,960	54,302	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Veeva Systems Inc — Monthly	(3,661)
54,206	54,823	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Vericel Corp — Monthly	614
42,717	43,175	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Visa Inc — Monthly	624
15,299	15,299	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Vitamin Shoppe Inc — Monthly	(1)
18,588	18,368	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Volkswagen Ag — Monthly	(221)
28,726	28,790	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Voya Financial Inc — Monthly	137
106,705	106,453	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wabco Holdings Inc — Monthly	(259)
24,714	23,929	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Weichai Power Co Ltd — Monthly	(787)
4,756	4,796	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wells Fargo Income Opportunities Fund — Monthly	141
4,856	4,864	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wells Fargo Multi-Sector Income Fund — Monthly	83
8,913	8,884	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wesfarmers Ltd — Monthly	(29)
43,197	43,032	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Western Alliance Bancorp — Monthly	325
7,848	7,865	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Western Asset Emerging Markets Debt Fund Inc — Monthly	184
4,547	4,574	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Western Asset High Income Fund Ii Inc — Monthly	125
1,668	1,672	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Western Asset Municipal Defined Opportunity Trust Inc — Monthly	21
21,389	21,367	—	10/29/24	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Westports Holdings Bhd — Monthly	(24)
18,945	19,226	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Westwood Holdings Group Inc — Monthly	279
24,609	24,280	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wienerberger Ag — Monthly	(331)
20,020	20,018	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Winbond Electronics Corp — Monthly	(4)
17,111	16,342	—	10/29/24	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Wistron Corp — Monthly	(770)
21,929	20,394	—	10/29/24	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Woolworths Holdings Ltd/South Africa — Monthly	(1,537)
37,037	41,112	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wright Medical Group Nv — Monthly	4,073
35,277	36,130	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Xencor Inc — Monthly	851
38,606	39,241	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Xerox Holdings Corp — Monthly	633
43,210	42,656	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Yelp Inc — Monthly	(556)
7,175	7,322	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Yokogawa Electric Corp — Monthly	359
7,816	7,680	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Yuexiu Property Co Ltd — Monthly	26
8,720	8,726	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Yum China Holdings Inc — Monthly	29
89,618	89,435	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zayo Group Holdings Inc — Monthly	(188)
34,183	34,630	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zebra Technologies Corp — Monthly	445
12,546	12,172	—	10/29/24	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zoomlion Heavy Industry Science And Technology Co Ltd — Monthly	(375)
11,060	11,168	—	10/29/24	Federal Funds Effective Rate US minus 9.94% — Monthly	22nd Century Group Inc — Monthly	(112)
23,907	25,189	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	2U Inc — Monthly	(1,282)
20,330	20,070	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	3D Systems Corp — Monthly	261
17,291	17,257	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	8X8 Inc — Monthly	34
39,891	39,905	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Abbott Laboratories — Monthly	(208)
6,489	6,424	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Acacia Research Corp — Monthly	65
25,356	27,961	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Accenture Plc — Monthly	(2,604)
29,631	29,992	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Activision Blizzard Inc — Monthly	(360)
35,426	35,440	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Actuant Corp — Monthly	(13)
24,249	23,544	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Adtalem Global Education Inc — Monthly	706
24,795	24,692	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Aegion Corp — Monthly	104
16,185	15,902	—	10/29/24	Federal Funds Effective Rate US minus 0.45% — Monthly	Afterpay Ltd — Monthly	283
18,639	18,770	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Agree Realty Corp — Monthly	(130)
34,541	35,235	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Aimmune Therapeutics Inc — Monthly	(693)
28,127	27,711	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Air Transport Services Group Inc — Monthly	418
8,692	8,672	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Airbus Se — Monthly	21
17,325	18,010	—	10/29/24	Federal Funds Effective Rate US minus 4.75% — Monthly	Akcea Therapeutics Inc — Monthly	(686)
27,012	27,407	—	10/29/24	Federal Funds Effective Rate US minus 19.45% — Monthly	Akoustis Technologies Inc — Monthly	(408)
19,750	20,373	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	Alibaba Health Information Technology Ltd — Monthly	(622)
15,057	14,946	—	10/29/24	Federal Funds Effective Rate US minus 0.88% — Monthly	Alibaba Pictures Group Ltd — Monthly	111
49,814	50,635	—	10/29/24	Federal Funds Effective Rate US minus 1.05% — Monthly	Allakos Inc — Monthly	(820)
32,496	35,169	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Allegion Plc — Monthly	(2,671)
11,058	10,970	—	10/28/24	Federal Funds Effective Rate US minus 2.50% — Monthly	Alliance Global Group Inc — Monthly	88
20,314	20,740	—	10/29/24	Federal Funds Effective Rate US minus 2.20% — Monthly	Allogene Therapeutics Inc — Monthly	(427)
32,771	32,482	—	10/27/21	Federal Funds Effective Rate US minus 0.50% — Monthly	Alsea Sab De Cv — Monthly	290
10,235	10,635	—	10/29/24	Federal Funds Effective Rate US minus 1.25% — Monthly	Amarin Corp Plc — Monthly	(400)
10,526	10,577	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Ambac Financial Group Inc — Monthly	(50)
13,933	14,033	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Ambu As — Monthly	(99)
21,342	21,313	—	10/29/24	Federal Funds Effective Rate US minus 1.05% — Monthly	Amerant Bancorp Inc — Monthly	29
45,184	44,915	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Amerco — Monthly	271
44,503	44,076	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	American International Group Inc — Monthly	429
29,623	30,083	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	Amorepacific Corp — Monthly	(458)
17,325	17,544	—	10/29/24	Federal Funds Effective Rate US minus 6.83% — Monthly	Anavex Life Sciences Corp — Monthly	(222)
42,178	40,723	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Apellis Pharmaceuticals Inc — Monthly	1,456
26,557	26,310	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Appfolio Inc — Monthly	248
6,905	7,395	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Arcturus Therapeutics Holdings Inc — Monthly	(490)
20,100	20,189	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Argan Inc — Monthly	(87)
24,614	24,872	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Argenx Se — Monthly	(258)
15,911	15,549	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Ascendis Pharma As — Monthly	362
25,498	25,712	—	10/28/24	Federal Funds Effective Rate US minus 4.86% — Monthly	Aselsan Elektronik Sanayi Ve Ticaret As — Monthly	(216)
23,729	23,721	—	10/29/24	Federal Funds Effective Rate US minus 0.75% — Monthly	Asos Plc — Monthly	9
39,071	50,097	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Assured Guaranty Ltd — Monthly	(11,205)
25,596	24,911	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Astec Industries Inc — Monthly	686
12,246	11,990	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Astm Spa — Monthly	256
8,539	8,044	—	10/29/24	Federal Funds Effective Rate US minus 6.50% — Monthly	Aston Martin Lagonda Global Holdings Plc — Monthly	494
13,264	13,410	—	10/29/24	Federal Funds Effective Rate US minus 4.00% — Monthly	Astra International Tbk Pt — Monthly	(147)
16,911	16,726	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	Asustek Computer Inc — Monthly	185
17,243	17,263	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	At Home Group Inc — Monthly	(20)
34,333	34,360	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Atlantic Union Bankshares Corp — Monthly	(26)
11,415	14,363	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Atlassian Corp Plc — Monthly	(2,948)
13,851	13,832	—	10/29/24	Federal Funds Effective Rate US minus 2.63% — Monthly	Atom Corp — Monthly	19
14,149	14,964	—	10/29/24	Federal Funds Effective Rate US minus 3.68% — Monthly	Au Optronics Corp — Monthly	(816)
39,027	38,490	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Autoliv Inc — Monthly	247
23,079	23,153	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Avanos Medical Inc — Monthly	(73)
30,607	30,628	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Axos Financial Inc — Monthly	(19)
33,837	36,102	—	10/29/24	Federal Funds Effective Rate US minus 1.10% — Monthly	Axsome Therapeutics Inc — Monthly	(2,265)
6,776	6,766	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Axt Inc — Monthly	11
17,116	17,606	—	10/28/24	Federal Funds Effective Rate US minus 2.50% — Monthly	Ayala Corp — Monthly	(491)
15,722	16,834	—	10/28/24	Federal Funds Effective Rate US minus 2.50% — Monthly	Ayala Land Inc — Monthly	(1,208)
19,147	20,004	—	10/29/24	Federal Funds Effective Rate US minus 4.75% — Monthly	B&G Foods Inc — Monthly	(859)
8,847	8,770	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Bachem Holding Ag — Monthly	78
15,584	15,827	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Bakkafrost Pf — Monthly	(243)
22,937	23,270	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Banc Of California Inc — Monthly	(332)
7,923	7,790	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Banco Santander Sa — Monthly	(334)
17,989	18,073	—	10/29/24	Federal Funds Effective Rate US minus 1.50% — Monthly	Bangkok Dusit Medical Services Pcl — Monthly	(84)
25,196	24,651	—	10/29/24	Federal Funds Effective Rate US minus 5.60% — Monthly	Bank First Corp — Monthly	542
49,063	49,020	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Bank Of Hawaii Corp — Monthly	(319)
23,171	22,727	—	10/29/24	Federal Funds Effective Rate US minus 0.60% — Monthly	Bank Of Princeton/The — Monthly	445
27,528	27,230	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Bankwell Financial Group Inc — Monthly	299
22,455	22,076	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Bar Harbor Bankshares — Monthly	380
11,091	11,413	—	10/29/24	Federal Funds Effective Rate US minus 4.89% — Monthly	Barito Pacific Tbk Pt — Monthly	(323)
9,377	9,584	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Basic-Fit Nv — Monthly	(206)
50,682	50,657	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Baxter International Inc — Monthly	27
49,768	50,408	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Becton Dickinson And Co — Monthly	(637)
51,216	51,569	—	10/29/24	Federal Funds Effective Rate US minus 3.25% — Monthly	Bed Bath & Beyond Inc — Monthly	(356)
9,099	8,945	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Befesa Sa — Monthly	154
15,588	15,947	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Benefitfocus Inc — Monthly	(358)
31,320	31,171	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Berkshire Hills Bancorp Inc — Monthly	150
42,821	42,821	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Bgc Partners Inc — Monthly	(2,494)
20,647	21,237	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Bilibili Inc — Monthly	(589)
10,501	10,623	—	10/29/24	Federal Funds Effective Rate US minus 2.25% — Monthly	Bingo Industries Ltd — Monthly	(121)
11,068	11,652	—	10/29/24	Federal Funds Effective Rate US minus 11.80% — Monthly	Biosig Technologies Inc — Monthly	(587)
11,301	11,162	—	10/29/24	Federal Funds Effective Rate US minus 8.38% — Monthly	Blackmores Ltd — Monthly	137
7,797	7,959	—	10/29/24	Federal Funds Effective Rate US minus 1.25% — Monthly	Bluelinx Holdings Inc — Monthly	(163)
16,365	17,064	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Blueprint Medicines Corp — Monthly	(698)
20,413	20,726	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Boohoo Group Plc — Monthly	(312)
19,050	19,368	—	10/29/24	Federal Funds Effective Rate US minus 1.70% — Monthly	Boston Omaha Corp — Monthly	(318)
43,858	44,288	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Boston Scientific Corp — Monthly	(428)
12,541	11,668	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Briggs & Stratton Corp — Monthly	873
9,897	10,076	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Brunello Cucinelli Spa — Monthly	(178)
42,778	42,271	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Bwx Technologies Inc — Monthly	388
21,986	21,355	—	10/29/24	Federal Funds Effective Rate US minus 6.50% — Monthly	Byd Co Ltd — Monthly	628
73,978	21,141	—	10/29/24	Federal Funds Effective Rate US minus 0.95% — Monthly	Caesarstone Ltd — Monthly	52,635
23,341	23,245	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Cal-Maine Foods Inc — Monthly	97
24,262	23,831	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Calix Inc — Monthly	432
12,017	11,822	—	10/29/24	Federal Funds Effective Rate US minus 0.24% — Monthly	Callon Petroleum Co — Monthly	195
7,421	7,205	—	10/29/24	Federal Funds Effective Rate US minus 1.80% — Monthly	Calyxt Inc — Monthly	215
32,460	32,568	—	10/29/24	Federal Funds Effective Rate US minus 2.80% — Monthly	Camping World Holdings Inc — Monthly	(109)
49,099	48,908	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Cantel Medical Corp — Monthly	193
30,955	30,955	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Capitol Federal Financial Inc — Monthly	(741)
29,860	37,998	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Cardtronics Plc — Monthly	(8,137)
39,160	38,612	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Carmax Inc — Monthly	550
10,697	10,921	—	10/29/24	Federal Funds Effective Rate US minus 7.63% — Monthly	Carna Biosciences Inc — Monthly	(226)
22,323	22,408	—	10/29/24	Federal Funds Effective Rate US minus 1.00% — Monthly	Carter Bank & Trust — Monthly	(84)
14,736	13,740	—	10/29/24	Federal Funds Effective Rate US minus 3.11% — Monthly	Casi Pharmaceuticals Inc — Monthly	996
42,136	41,592	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Catalent Inc — Monthly	546
19,560	20,120	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Catchmark Timber Trust Inc — Monthly	(787)
720	709	—	10/29/24	Federal Funds Effective Rate US minus 0.50% — Monthly	Cathay Financial Holding Co Ltd — Monthly	10
40,348	40,218	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	CBS Corp — Monthly	131
14,945	14,957	—	10/29/24	Federal Funds Effective Rate US minus 0.75% — Monthly	Ccc Sa — Monthly	(12)
33,460	33,460	—	10/29/24	Federal Funds Effective Rate US minus 6.80% — Monthly	Celsius Holdings Inc — Monthly	(4)
9,002	9,075	—	10/29/24	Federal Funds Effective Rate US minus 0.24% — Monthly	Cemex Sab De Cv — Monthly	(73)
9,185	10,199	—	10/29/24	Federal Funds Effective Rate US minus 5.15% — Monthly	Centric Brands Inc — Monthly	(1,014)
14,730	4,316	—	10/29/24	Federal Funds Effective Rate US minus 0.95% — Monthly	Ceragon Networks Ltd — Monthly	10,414
50,082	50,340	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Ceridian Hcm Holding Inc — Monthly	(257)
17,824	17,218	—	10/29/24	Federal Funds Effective Rate US minus 19.63% — Monthly	Change Inc — Monthly	598
6,712	6,919	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Charah Solutions Inc — Monthly	(207)
17,371	17,243	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	China Eastern Airlines Corp Ltd — Monthly	128
25,364	25,712	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	China Everbright International Ltd — Monthly	(347)
13,398	13,052	—	10/29/24	Federal Funds Effective Rate US minus 8.38% — Monthly	China Literature Ltd — Monthly	344
21,498	21,239	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	China Southern Airlines Co Ltd — Monthly	260
7,624	7,791	—	10/29/24	Federal Funds Effective Rate US minus 8.75% — Monthly	Chiyoda Corp — Monthly	(169)
35,825	36,566	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Choice Hotels International Inc — Monthly	(739)
14,484	14,429	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Chr Hansen Holding As — Monthly	(142)
17,233	16,908	—	10/29/24	Federal Funds Effective Rate US minus 3.09% — Monthly	Chromadex Corp — Monthly	325
13,469	13,586	—	10/29/24	Federal Funds Effective Rate US minus 0.65% — Monthly	Cia Cervecerias Unidas Sa — Monthly	(117)
16,242	15,877	—	10/29/24	Federal Funds Effective Rate US minus 0.61% — Monthly	City Developments Ltd — Monthly	365
10,830	10,708	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	Cj Cheiljedang Corp — Monthly	123
20,669	20,535	—	10/29/24	Federal Funds Effective Rate US minus 1.50% — Monthly	Cj Logistics Corp — Monthly	134
6,174	6,196	—	10/29/24	Federal Funds Effective Rate US minus 5.75% — Monthly	Clinuvel Pharmaceuticals Ltd — Monthly	(23)
17,168	17,379	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Cloudera Inc — Monthly	(211)
7,364	7,208	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Coca-Cola Bottlers Japan Holdings Inc — Monthly	157
33,418	33,108	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Coca-Cola Co/The — Monthly	63
33,471	33,535	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Codexis Inc — Monthly	(63)
47,096	47,377	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Cognizant Technology Solutions Corp — Monthly	(427)
7,727	7,679	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Coloplast As — Monthly	47
49,139	49,066	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Commerce Bancshares Inc/Mo — Monthly	75
25,346	25,444	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Community Bank System Inc — Monthly	(96)
3,136	3,171	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Community Financial Corp/The — Monthly	(35)
23,173	23,610	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Community Healthcare Trust Inc — Monthly	(435)
28,566	8,654	—	10/29/24	Federal Funds Effective Rate US minus 5.90% — Monthly	Compugen Ltd — Monthly	19,912
23,878	23,477	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Comscore Inc — Monthly	403
6,888	7,461	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Conduent Inc — Monthly	(573)
36,661	36,777	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Connectone Bancorp Inc — Monthly	(115)
20,225	20,155	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Convatec Group Plc — Monthly	71
23,951	24,633	—	10/29/24	Federal Funds Effective Rate US minus 4.39% — Monthly	Corbus Pharmaceuticals Holdings Inc — Monthly	(683)
15,021	14,435	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Cornerstone Building Brands Inc — Monthly	586
37,561	37,433	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Corning Inc — Monthly	(491)
33,551	34,130	—	10/29/24	Federal Funds Effective Rate US minus 0.65% — Monthly	Cracker Barrel Old Country Store Inc — Monthly	(578)
39,770	39,602	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Credit Acceptance Corp — Monthly	169
16,450	17,115	—	10/29/24	Federal Funds Effective Rate US minus 3.10% — Monthly	Crinetics Pharmaceuticals Inc — Monthly	(666)
33,653	35,044	—	10/29/24	Federal Funds Effective Rate US minus 0.75% — Monthly	Cryoport Inc — Monthly	(1,390)
30,758	30,609	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Cubic Corp — Monthly	151
16,780	18,210	—	10/29/24	Federal Funds Effective Rate US minus 0.80% — Monthly	Cue Biopharma Inc — Monthly	(1,430)
26,034	25,835	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Customers Bancorp Inc — Monthly	200
17,362	16,779	—	10/29/24	Federal Funds Effective Rate US minus 12.00% — Monthly	Cyberdyne Inc — Monthly	577
18,630	18,322	—	10/29/24	Federal Funds Effective Rate US minus 2.13% — Monthly	D/S Norden As — Monthly	307
10,302	10,473	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Dasan Zhone Solutions Inc — Monthly	(170)
18,399	18,038	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Davide Campari-Milano Spa — Monthly	362
7,330	7,279	—	10/29/24	Federal Funds Effective Rate US minus 10.00% — Monthly	Dbv Technologies Sa — Monthly	49
47,170	44,973	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Deciphera Pharmaceuticals Inc — Monthly	2,199
8,265	8,409	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Delivery Hero Se — Monthly	(143)
10,296	10,129	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Dfds As — Monthly	168
45,788	44,848	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Dick's Sporting Goods Inc — Monthly	942
11,713	11,435	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Diploma Plc — Monthly	152
21,910	21,577	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Docusign Inc — Monthly	334
45,395	46,205	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Domino's Pizza Inc — Monthly	(808)
29,749	29,835	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Donaldson Co Inc — Monthly	(84)
28,792	29,356	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Dorman Products Inc — Monthly	(564)
16,034	15,548	—	10/29/24	Federal Funds Effective Rate US minus 0.24% — Monthly	Drive Shack Inc — Monthly	487
10,336	10,300	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Ds Smith Plc — Monthly	(705)
23,893	23,573	—	10/29/24	Federal Funds Effective Rate US minus 1.50% — Monthly	Duluth Holdings Inc — Monthly	319
20,146	20,302	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Dynex Capital Inc — Monthly	(336)
23,255	22,965	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Eagle Bancorp Inc — Monthly	291
17,333	18,455	—	10/29/24	Federal Funds Effective Rate US minus 1.05% — Monthly	Eagle Bulk Shipping Inc — Monthly	(1,122)
43,867	43,961	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Easterly Government Properties Inc — Monthly	(93)
26,307	26,372	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Easyjet Plc — Monthly	(64)
21,792	22,259	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Ebix Inc — Monthly	(514)
37,235	39,727	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Editas Medicine Inc — Monthly	(2,491)
39,483	40,727	—	10/29/24	Federal Funds Effective Rate US minus 2.65% — Monthly	Eidos Therapeutics Inc — Monthly	(1,244)
7,884	7,955	—	10/29/24	Federal Funds Effective Rate US minus 0.75% — Monthly	Elbit Systems Ltd — Monthly	(70)
48,741	48,587	—	10/29/24	Federal Funds Effective Rate US minus 0.75% — Monthly	Eldorado Resorts Inc — Monthly	156
4,335	4,423	—	10/29/24	Federal Funds Effective Rate US minus 14.55% — Monthly	Electrocore Inc — Monthly	(89)
7,431	7,517	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Elementis Plc — Monthly	(85)
31,453	31,657	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Embraer Sa — Monthly	(203)
7,059	6,837	—	10/29/24	Federal Funds Effective Rate US minus 0.45% — Monthly	Emeco Holdings Ltd — Monthly	222
292	300	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Emerald Expositions Events Inc — Monthly	(9)
48,476	47,495	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Energizer Holdings Inc — Monthly	697
7,262	7,060	—	10/29/24	Federal Funds Effective Rate US minus 24.09% — Monthly	Energous Corp — Monthly	197
33,630	33,438	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Energy Recovery Inc — Monthly	193
3,948	3,486	—	10/29/24	Federal Funds Effective Rate US minus 33.95% — Monthly	Enochian Biosciences Inc — Monthly	459
22,601	23,571	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Envestnet Inc — Monthly	(969)
15,943	15,714	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Epiroc Ab — Monthly	(150)
50,727	50,131	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Equifax Inc — Monthly	458
24,931	25,033	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Equity Bancshares Inc — Monthly	(101)
9,000	12,645	—	10/29/24	Federal Funds Effective Rate US minus 3.06% — Monthly	Eros International Plc — Monthly	(3,646)
18,738	18,808	—	10/29/24	Federal Funds Effective Rate US minus 6.50% — Monthly	Es-Con Japan Ltd — Monthly	(72)
1,353	1,373	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Escalade Inc — Monthly	(21)
8,378	8,389	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Essilorluxottica Sa — Monthly	(11)
6,388	6,348	—	10/29/24	Federal Funds Effective Rate US minus 0.45% — Monthly	Estia Health Ltd — Monthly	40
28,147	28,644	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Ethan Allen Interiors Inc — Monthly	(495)
16,121	16,060	—	10/29/24	Federal Funds Effective Rate US minus 4.07% — Monthly	Eva Airways Corp — Monthly	60
6,846	6,237	—	10/29/24	Federal Funds Effective Rate US minus 1.49% — Monthly	Evelo Biosciences Inc — Monthly	609
20,694	20,456	—	10/29/24	Federal Funds Effective Rate US minus 0.75% — Monthly	Eventbrite Inc — Monthly	238
20,484	21,766	—	10/29/24	Federal Funds Effective Rate US minus 8.15% — Monthly	Evi Industries Inc — Monthly	(1,286)
35,624	35,456	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Evoqua Water Technologies Corp — Monthly	170
4,233	4,312	—	10/29/24	Federal Funds Effective Rate US minus 0.90% — Monthly	Exela Technologies Inc — Monthly	(80)
26,987	28,251	—	10/29/24	Federal Funds Effective Rate US minus 11.10% — Monthly	Exp World Holdings Inc — Monthly	(1,271)
7,864	8,650	—	10/29/24	Federal Funds Effective Rate US minus 3.29% — Monthly	EyePoint Pharmaceuticals Inc — Monthly	(787)
7,265	7,266	—	10/29/24	Federal Funds Effective Rate US minus 5.25% — Monthly	Facc Ag — Monthly	(1)
22,010	21,811	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Factset Research Systems Inc — Monthly	140
8,088	7,935	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Familymart Co Ltd — Monthly	(60)
25,035	26,173	—	10/29/24	Federal Funds Effective Rate US minus 3.10% — Monthly	Farmland Partners Inc — Monthly	(1,139)
48,450	48,015	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Fedex Corp — Monthly	437
—	267	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Ferrovial Sa — Monthly	(267)
7,779	7,839	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Ferrovial Sa — Monthly	(59)
15,206	15,563	—	10/29/24	Federal Funds Effective Rate US minus 1.25% — Monthly	Fih Mobile Ltd — Monthly	(357)
9,530	9,748	—	10/29/24	Federal Funds Effective Rate US minus 1.13% — Monthly	Fila Spa — Monthly	(218)
7,713	7,851	—	10/29/24	Federal Funds Effective Rate US minus 23.38% — Monthly	Fingerprint Cards Ab — Monthly	(142)
23,884	23,553	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	First Bancorp Inc/Me — Monthly	332
16,394	16,332	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	First Busey Corp — Monthly	62
44,887	45,279	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	First Republic Bank/Ca — Monthly	(498)
42,199	42,314	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	First Solar Inc — Monthly	(113)
4,541	4,494	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Firstgroup Plc — Monthly	48
38,442	38,598	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Five Below Inc — Monthly	(154)
15,683	15,643	—	10/29/24	Federal Funds Effective Rate US minus 0.43% — Monthly	Fletcher Building Ltd — Monthly	40
63,847	46,471	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Flex Ltd — Monthly	17,378
46,002	45,212	—	10/29/24	Federal Funds Effective Rate US minus 0.70% — Monthly	Flexion Therapeutics Inc — Monthly	792
37,796	37,778	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Flushing Financial Corp — Monthly	20
27,953	29,717	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Forty Seven Inc — Monthly	(1,762)
30,844	30,863	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Franklin Financial Network Inc — Monthly	(17)
9,057	9,086	—	10/29/24	Federal Funds Effective Rate US minus 12.88% — Monthly	Freakout Holdings Inc — Monthly	(32)
7,993	8,050	—	10/29/24	Federal Funds Effective Rate US minus 0.88% — Monthly	Freni Brembo Spa — Monthly	(56)
22,672	22,356	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Freshpet Inc — Monthly	317
21,241	21,077	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Front Yard Residential Corp — Monthly	164
19,565	19,375	—	10/29/24	Federal Funds Effective Rate US minus 1.13% — Monthly	Fuji Kyuko Co Ltd — Monthly	190
24,239	24,188	—	10/29/24	Federal Funds Effective Rate US minus 0.65% — Monthly	Funko Inc — Monthly	52
9,216	9,311	—	10/29/24	Federal Funds Effective Rate US minus 12.38% — Monthly	Furuya Metal Co Ltd — Monthly	(98)
11,187	11,107	—	10/29/24	Federal Funds Effective Rate US minus 1.90% — Monthly	Gaia Inc — Monthly	80
23,570	23,714	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Games Workshop Group Plc — Monthly	(287)
14,664	15,241	—	10/29/24	Federal Funds Effective Rate US minus 25.90% — Monthly	Gamestop Corp — Monthly	(587)
11,738	11,556	—	10/29/24	Federal Funds Effective Rate US minus 0.60% — Monthly	Gannett Co Inc — Monthly	182
50,931	50,384	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Gartner Inc — Monthly	548
42,916	43,233	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Gci Liberty Inc — Monthly	(315)
28,963	29,327	—	10/29/24	Federal Funds Effective Rate US minus 0.65% — Monthly	Genco Shipping & Trading Ltd — Monthly	(1,758)
48,963	48,888	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	General Dynamics Corp — Monthly	(573)
30,727	29,884	—	10/29/24	Federal Funds Effective Rate US minus 5.47% — Monthly	Genting Plantations Bhd — Monthly	840
47,316	47,280	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Genuine Parts Co — Monthly	38
17,939	18,030	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	German American Bancorp Inc — Monthly	(90)
25,008	25,544	—	10/29/24	Federal Funds Effective Rate US minus 2.75% — Monthly	Geron Corp — Monthly	(537)
8,073	8,042	—	10/29/24	Federal Funds Effective Rate US minus 1.00% — Monthly	Giken Ltd — Monthly	31
18,637	19,096	—	10/29/24	Federal Funds Effective Rate US minus 0.65% — Monthly	Gladstone Land Corp — Monthly	(526)
380	385	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Glaukos Corp — Monthly	(5)
6,279	6,368	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Glenveagh Properties Plc — Monthly	(90)
50,561	50,763	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Globe Life Inc — Monthly	(443)
14,372	14,184	—	10/29/24	Federal Funds Effective Rate US minus 0.75% — Monthly	Gmo Payment Gateway Inc — Monthly	122
14,536	14,458	—	10/29/24	Federal Funds Effective Rate US minus 2.13% — Monthly	Goldwin Inc — Monthly	78
30,835	30,850	—	10/29/24	Federal Funds Effective Rate US minus 3.86% — Monthly	Gome Retail Holdings Ltd — Monthly	(17)
34,888	34,397	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Graco Inc — Monthly	493
18,809	18,521	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Granite Construction Inc — Monthly	288
20,048	19,706	—	10/29/24	Federal Funds Effective Rate US minus 1.29% — Monthly	Greentown Service Group Co Ltd — Monthly	343
46,730	45,135	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Griffon Corp — Monthly	1,438
14,169	14,485	—	10/29/24	Federal Funds Effective Rate US minus 1.05% — Monthly	Gritstone Oncology Inc — Monthly	(316)
15,861	16,206	—	10/29/24	Federal Funds Effective Rate US minus 0.90% — Monthly	Growthpoint Properties Ltd — Monthly	(345)
13,124	13,297	—	10/27/21	Federal Funds Effective Rate US minus 0.50% — Monthly	Grupo Bimbo Sab De Cv — Monthly	(173)
16,680	16,149	—	10/28/24	Federal Funds Effective Rate US minus 1.50% — Monthly	Grupo Nutresa Sa — Monthly	498
14,198	14,316	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Grupo Televisa Sab — Monthly	(117)
11,069	14,396	—	10/29/24	Federal Funds Effective Rate US minus 8.45% — Monthly	Gtt Communications Inc — Monthly	(3,329)
14,239	14,504	—	10/29/24	Federal Funds Effective Rate US minus 2.92% — Monthly	Gty Technology Holdings Inc — Monthly	(265)
6,198	6,052	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	Guangzhou R&F Properties Co Ltd — Monthly	147
13,342	13,785	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Gw Pharmaceuticals Plc — Monthly	(442)
13,964	14,508	—	10/29/24	Federal Funds Effective Rate US minus 7.80% — Monthly	Gwg Holdings Inc — Monthly	(546)
47,217	46,820	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Hain Celestial Group Inc/The — Monthly	400
13,741	13,767	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Halfords Group Plc — Monthly	(25)
14,367	14,186	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Hamamatsu Photonics Kk — Monthly	62
7,733	7,847	—	10/29/24	Federal Funds Effective Rate US minus 4.00% — Monthly	Hanjaya Mandala Sampoerna Tbk Pt — Monthly	(114)
12,145	11,631	—	10/29/24	Federal Funds Effective Rate US minus 0.88% — Monthly	Hanmi Pharm Co Ltd — Monthly	514
6,585	6,463	—	10/29/24	Federal Funds Effective Rate US minus 1.96% — Monthly	Hanmi Science Co Ltd — Monthly	121
19,564	19,358	—	10/29/24	Federal Funds Effective Rate US minus 4.00% — Monthly	Hartalega Holdings Bhd — Monthly	205
14,868	14,865	—	10/29/24	Federal Funds Effective Rate US minus 2.50% — Monthly	Harvey Norman Holdings Ltd — Monthly	(1,793)
8,490	8,639	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Hastings Group Holdings Plc — Monthly	(148)
33,592	33,361	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Helios Technologies Inc — Monthly	232
11,358	10,543	—	10/29/24	Federal Funds Effective Rate US minus 13.13% — Monthly	Helixmith Co Ltd — Monthly	811
21,112	20,734	—	10/29/24	Federal Funds Effective Rate US minus 2.75% — Monthly	Hellofresh Se — Monthly	377
18,409	18,308	—	10/29/24	Federal Funds Effective Rate US minus 2.25% — Monthly	Highwealth Construction Corp — Monthly	101
32	32	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Hillenbrand Inc — Monthly	—
14,463	14,385	—	10/29/24	Federal Funds Effective Rate US minus 3.38% — Monthly	Hirata Corp — Monthly	78
14,728	14,723	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Hisamitsu Pharmaceutical Co Inc — Monthly	(150)
5,700	5,729	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Hiscox Ltd — Monthly	(29)
25,657	22,315	—	10/29/24	Federal Funds Effective Rate US minus 28.00% — Monthly	Hlb Inc — Monthly	3,319
29,203	29,265	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Home Bancshares Inc/Ar — Monthly	(61)
21,448	20,883	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Homeserve Plc — Monthly	566
21,081	21,035	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Homestreet Inc — Monthly	47
6,832	7,168	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Homology Medicines Inc — Monthly	(336)
31,305	31,240	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Hope Bancorp Inc — Monthly	66
41,005	40,404	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Hostess Brands Inc — Monthly	603
19,027	18,992	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Howard Bancorp Inc — Monthly	35
20,895	20,423	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Huazhu Group Ltd — Monthly	473
21,540	21,375	—	10/29/24	Federal Funds Effective Rate US minus 0.33% — Monthly	Hulic Co Ltd — Monthly	165
8,833	8,519	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Husqvarna Ab — Monthly	314
26,884	27,068	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Hyatt Hotels Corp — Monthly	(247)
14,924	14,940	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	Hyundai Heavy Industries Holdings Co Ltd — Monthly	(15)
53,401	54,897	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Ichor Holdings Ltd — Monthly	(1,494)
37,675	37,485	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Idexx Laboratories Inc — Monthly	191
6,619	6,405	—	10/29/24	Federal Funds Effective Rate US minus 7.38% — Monthly	Ignis Ltd — Monthly	213
19,003	18,644	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Immersion Corp — Monthly	360
14,866	15,080	—	10/29/24	Federal Funds Effective Rate US minus 34.00% — Monthly	Impact Hd Inc — Monthly	(221)
17,370	17,623	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Industria De Diseno Textil Sa — Monthly	(1,016)
14,868	15,536	—	10/29/24	Federal Funds Effective Rate US minus 1.43% — Monthly	Innolux Corp — Monthly	(667)
23,098	25,597	—	10/29/24	Federal Funds Effective Rate US minus 24.85% — Monthly	Inseego Corp — Monthly	(2,511)
27,896	27,599	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Interactive Brokers Group Inc — Monthly	241
6,597	6,540	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Intercontinental Hotels Group — Monthly	56
47,282	47,058	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	International Business Machines Corp — Monthly	(744)
13,015	14,287	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Interxion Holding Nv — Monthly	(1,271)
14,081	13,981	—	10/29/24	Federal Funds Effective Rate US minus 6.50% — Monthly	Intrexon Corp — Monthly	99
21,075	21,488	—	10/29/24	Federal Funds Effective Rate US minus 1.63% — Monthly	Investment Ab Latour — Monthly	(413)
20,886	20,731	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Investors Bancorp Inc — Monthly	156
26,671	26,226	—	10/29/24	Federal Funds Effective Rate US minus 2.75% — Monthly	Invocare Ltd — Monthly	444
46,340	46,748	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Ipg Photonics Corp — Monthly	(406)
14,029	14,436	—	10/29/24	Federal Funds Effective Rate US minus 12.75% — Monthly	Iqe Plc — Monthly	(412)
15,401	14,680	—	10/29/24	Federal Funds Effective Rate US minus 2.30% — Monthly	Irobot Corp — Monthly	721
12,364	12,475	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Isetan Mitsukoshi Holdings Ltd — Monthly	(304)
186,619	183,555	—	10/29/24	Federal Funds Effective Rate US minus 0.75% — Monthly	Ishares Msci Saudi Arabia — Monthly	3,067
13,069	13,315	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Istar Inc — Monthly	(348)
8,539	8,381	—	10/29/24	Federal Funds Effective Rate US minus 9.38% — Monthly	Itokuro Inc — Monthly	157
19,473	19,284	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Izumi Co Ltd — Monthly	191
11,295	11,025	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	J Sainsbury Plc — Monthly	(136)
18,507	18,531	—	10/29/24	Federal Funds Effective Rate US minus 0.50% — Monthly	James Hardies Industries Plc — Monthly	(118)
7,611	7,394	—	10/29/24	Federal Funds Effective Rate US minus 6.25% — Monthly	Japan Investment Adviser Co Ltd — Monthly	217
17,416	22,151	—	10/29/24	Federal Funds Effective Rate US minus 0.35% — Monthly	Jardine Matheson Holdings Ltd — Monthly	(4,734)
34,539	33,992	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Jb Hunt Transport Services Inc — Monthly	548
45,018	44,567	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Jeld-Wen Holding Inc — Monthly	452
33,564	33,894	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Jernigan Capital Inc — Monthly	(328)
22,834	22,439	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Jeronimo Martins Sgps Sa — Monthly	396
12,048	11,536	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	John Wood Group Plc — Monthly	513
10,530	10,995	—	10/28/24	Federal Funds Effective Rate US minus 2.50% — Monthly	Jollibee Foods Corp — Monthly	(543)
5,152	5,053	—	10/29/24	Federal Funds Effective Rate US minus 18.00% — Monthly	Juventus Football Club Spa — Monthly	97
21,303	20,066	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	Kaisa Group Holdings Ltd — Monthly	1,042
26,787	26,915	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Kaken Pharmaceutical Co Ltd — Monthly	(126)
17,518	18,230	—	10/29/24	Federal Funds Effective Rate US minus 17.70% — Monthly	Kaleido Biosciences Inc — Monthly	(718)
25,179	24,550	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Kaman Corp — Monthly	630
12,590	12,401	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Kansai Paint Co Ltd — Monthly	(17)
19,879	19,927	—	10/29/24	Federal Funds Effective Rate US minus 4.00% — Monthly	Kawasaki Kisen Kaisha Ltd — Monthly	(49)
19,186	19,077	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Kearny Financial Corp/Md — Monthly	109
16,828	16,424	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Keio Corp — Monthly	276
36,898	37,013	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Kennedy-Wilson Holdings Inc — Monthly	(113)
25,475	25,650	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Kerry Group Plc — Monthly	(320)
50,638	50,556	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Keurig Dr Pepper Inc — Monthly	84
11,780	11,875	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Kimball Electronics Inc — Monthly	(94)
26,536	25,773	—	10/29/24	Federal Funds Effective Rate US minus 0.75% — Monthly	Kingdee International Software Group Co Ltd — Monthly	763
13,688	13,484	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Kingfisher Plc — Monthly	205
14,071	14,014	—	10/29/24	Federal Funds Effective Rate US minus 0.75% — Monthly	Kingspan Group Plc — Monthly	57
50,664	50,200	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Kirby Corp — Monthly	466
14,669	14,649	—	10/27/21	Federal Funds Effective Rate US minus 1.00% — Monthly	Klabin Sa — Monthly	(218)
39,856	39,209	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Knight-Swift Transportation Holdings Inc — Monthly	648
22,951	22,815	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Kobayashi Pharmaceutical Co Ltd — Monthly	136
14,612	14,524	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Kone Oyj — Monthly	89
16,788	16,459	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	Korea Shipbuilding & Offshore Engineering Co Ltd — Monthly	330
82,865	24,825	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Kornit Digital Ltd — Monthly	58,041
10,951	10,991	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Kose Corp — Monthly	(40)
19,905	20,083	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Kratos Defense & Security Solutions Inc — Monthly	(177)
14,399	14,216	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Kumiai Chemical Industry Co Ltd — Monthly	184
8,518	8,464	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Kuraray Co Ltd — Monthly	55
8,227	8,266	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	L'Oreal Sa — Monthly	(39)
43,815	43,968	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Lci Industries — Monthly	(151)
11,693	11,817	—	10/29/24	Federal Funds Effective Rate US minus 0.75% — Monthly	Lec Inc — Monthly	(123)
19,427	19,360	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Legal & General Group Plc — Monthly	68
371	361	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Lendingtree Inc — Monthly	11
12,442	13,068	—	10/29/24	Federal Funds Effective Rate US minus 0.83% — Monthly	Lg Display Co Ltd — Monthly	(625)
35,917	35,727	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Lindsay Corp — Monthly	192
10,176	9,610	—	10/29/24	Federal Funds Effective Rate US minus 7.25% — Monthly	Link And Motivation Inc — Monthly	565
39,522	39,366	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Littelfuse Inc — Monthly	158
34,378	34,529	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Live Oak Bancshares Inc — Monthly	(150)
21,761	21,589	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Liveramp Holdings Inc — Monthly	173
13,549	14,532	—	10/29/24	Federal Funds Effective Rate US minus 12.49% — Monthly	Livexlive Media Inc — Monthly	(987)
10,592	10,144	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Lixil Group Corp — Monthly	(134)
24,420	24,904	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	Lotte Shopping Co Ltd — Monthly	(482)
13,631	13,754	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	M3 Inc — Monthly	(122)
38,527	38,263	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Macom Technology Solutions Holdings Inc — Monthly	266
43,489	44,239	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Madison Square Garden Co/The — Monthly	(749)
8,982	8,774	—	10/29/24	Federal Funds Effective Rate US minus 2.25% — Monthly	Maeda Kosen Co Ltd — Monthly	209
20,076	21,436	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Magenta Therapeutics Inc — Monthly	(1,359)
12,842	12,865	—	10/29/24	Federal Funds Effective Rate US minus 0.50% — Monthly	Magnit — Monthly	(22)
23,414	23,619	—	10/29/24	Federal Funds Effective Rate US minus 0.65% — Monthly	Mainstreet Bancshares Inc — Monthly	(204)
25,409	25,532	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Malvern Bancorp Inc — Monthly	(121)
19,295	18,766	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	Man Wah Holdings Ltd — Monthly	297
22,465	22,160	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Manitowoc Co Inc/The — Monthly	306
9,714	9,677	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Marks & Spencer Group PLC — Monthly	(730)
51,830	51,933	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Marriot International Inc — Monthly	(279)
23,584	23,418	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Mastec Inc — Monthly	167
6,356	6,485	—	10/29/24	Federal Funds Effective Rate US minus 4.75% — Monthly	Materialise Nv — Monthly	(129)
4,764	4,756	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Maui Land & Pineapple Co Inc — Monthly	9
2,600	2,527	—	10/29/24	Federal Funds Effective Rate US minus 2.45% — Monthly	Maxar Technologies Inc — Monthly	73
6,278	6,137	—	10/29/24	Federal Funds Effective Rate US minus 2.75% — Monthly	Maytronics Ltd — Monthly	140
7,607	7,553	—	10/29/24	Federal Funds Effective Rate US minus 4.25% — Monthly	Mec Co Ltd — Monthly	53
8,368	8,143	—	10/29/24	Federal Funds Effective Rate US minus 8.00% — Monthly	Medical Data Vision Co Ltd — Monthly	224
9,581	10,391	—	10/29/24	Federal Funds Effective Rate US minus 7.75% — Monthly	Meiko Electronics Co Ltd — Monthly	(811)
35,938	35,446	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Melrose Industries Plc — Monthly	493
4,379	4,412	—	10/29/24	Federal Funds Effective Rate US minus 4.00% — Monthly	Mercari Inc — Monthly	(33)
21,961	21,720	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Merchants Bancorp/In — Monthly	243
26,159	25,930	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Meredith Corp — Monthly	(195)
43,242	43,312	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Mesa Laboratories Inc — Monthly	(98)
23,165	23,021	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Mettler-Toledo International Inc — Monthly	145
12,344	11,895	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	Mgm China Holdings Ltd — Monthly	449
19,517	19,799	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Mgp Ingredients Inc — Monthly	(281)
39,801	40,479	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Micron Technology Inc — Monthly	(676)
47,968	47,346	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Middleby Corp/The — Monthly	624
35,525	35,437	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Midland States Bancorp Inc — Monthly	(216)
9,424	9,622	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Midwestone Financial Group Inc — Monthly	(255)
20,538	21,565	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Mirati Therapeutics Inc — Monthly	(1,026)
9,163	8,916	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Misumi Group Inc — Monthly	167
23,257	22,949	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Mitchells & Butlers Plc — Monthly	309
44,662	44,212	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Mks Instruments Inc — Monthly	368
36,126	36,180	—	10/29/24	Federal Funds Effective Rate US minus 1.00% — Monthly	Moderna Inc — Monthly	(53)
36,224	35,679	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Mohawk Industries Inc — Monthly	547
14,272	14,107	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Mondi Plc — Monthly	166
21,896	22,048	—	10/29/24	Federal Funds Effective Rate US minus 7.75% — Monthly	Money Forward Inc — Monthly	(155)
11,046	10,865	—	10/29/24	Federal Funds Effective Rate US minus 0.88% — Monthly	Monotaro Co Ltd — Monthly	181
13,896	13,938	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Monster Beverage Corp — Monthly	(41)
27,843	27,743	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Motorcar Parts Of America Inc — Monthly	101
22,610	22,759	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Mowi Asa — Monthly	(863)
22,951	22,331	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Mrc Global Inc — Monthly	620
31,999	30,976	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Mts Systems Corp — Monthly	1,025
7,310	7,438	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Munters Group Ab — Monthly	(128)
8,541	8,346	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Musashi Seimitsu Industry Co Ltd — Monthly	195
8,328	8,328	—	10/29/24	Federal Funds Effective Rate US minus 0.65% — Monthly	Mvb Financial Corp — Monthly	(27)
9,805	9,555	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Nagoya Railroad Co Ltd — Monthly	251
20,011	20,020	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	National Express Group Plc — Monthly	(8)
40,507	40,267	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	National Storage Affiliates Trust — Monthly	242
9,705	9,625	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Natixis Sa — Monthly	81
75,118	77,291	—	10/27/21	Federal Funds Effective Rate US minus 8.00% — Monthly	Natura ON — Monthly	(2,494)
4,275	4,311	—	10/29/24	Federal Funds Effective Rate US minus 5.00% — Monthly	Nearmap Ltd — Monthly	(36)
8,276	8,341	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Neinor Homes Sa — Monthly	(64)
23,235	22,873	—	10/29/24	Federal Funds Effective Rate US minus 12.16% — Monthly	Netmarble Corp — Monthly	356
10,934	11,193	—	10/29/24	Federal Funds Effective Rate US minus 20.62% — Monthly	New Age Beverages Corp — Monthly	(266)
15,565	15,786	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	New Senior Investment Group Inc — Monthly	(221)
38,898	39,062	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	New York Community Bancorp Inc — Monthly	(808)
9,652	9,837	—	10/29/24	Federal Funds Effective Rate US minus 6.50% — Monthly	Nextage Co Ltd — Monthly	(220)
18,771	18,643	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Nidec Corp — Monthly	14
8,396	8,229	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Nippon Densetsu Kogyo Co Ltd — Monthly	168
14,948	15,175	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Nissan Shatai Co Ltd — Monthly	(227)
8,512	8,737	—	10/29/24	Federal Funds Effective Rate US minus 2.00% — Monthly	Nissei Asb Machine Co Ltd — Monthly	(225)
9,888	9,994	—	10/29/24	Federal Funds Effective Rate US minus 16.00% — Monthly	Nittoku Co Ltd — Monthly	(110)
36,475	36,643	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Nn Inc — Monthly	(167)
6,377	6,331	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Nomura Research Institute Ltd — Monthly	(78)
22,512	22,393	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Northfield Bancorp Inc — Monthly	120
27,398	27,704	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Northwest Pipe Co — Monthly	(305)
57,520	44,261	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Novanta Inc — Monthly	13,261
15,779	16,110	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Nv5 Global Inc — Monthly	(331)
24,955	24,925	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Nvidia Corp — Monthly	13
28,748	28,748	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	O'Reilly Automotive Inc — Monthly	1
11,306	12,904	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Ocado Group Plc — Monthly	(1,597)
33,742	33,644	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Oceanfirst Financial Corp — Monthly	(139)
14,652	18,442	—	10/29/24	Federal Funds Effective Rate US minus 6.56% — Monthly	Ocular Therapeutix Inc — Monthly	(3,792)
5,008	4,919	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Odakyu Electric Railway Co Ltd — Monthly	19
9,370	9,441	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Office Properties Income Trust — Monthly	(70)
37,065	36,594	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Old Dominion Freight Line Inc — Monthly	473
34,960	35,708	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Ollie's Bargain Outlet Holdings Inc — Monthly	(746)
25,436	26,270	—	10/29/24	Federal Funds Effective Rate US minus 14.60% — Monthly	Omeros Corp — Monthly	(843)
27,852	29,035	—	10/29/24	Federal Funds Effective Rate US minus 12.63% — Monthly	Optim Corp — Monthly	(1,189)
9,142	9,203	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Oracle Corp Japan — Monthly	(60)
5,942	6,059	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Orchard Therapeutics Plc — Monthly	(117)
23,637	23,578	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Origin Bancorp Inc — Monthly	61
20,865	21,047	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Orthopediatrics Corp — Monthly	(181)
36,574	36,413	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Osi Systems Inc — Monthly	163
20,601	20,278	—	10/29/24	Federal Funds Effective Rate US minus 0.68% — Monthly	Ottogi Corp — Monthly	324
28,993	29,396	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Oxford Industries Inc — Monthly	(402)
6,966	6,736	—	10/29/24	Federal Funds Effective Rate US minus 0.45% — Monthly	Pact Group Holdings Ltd — Monthly	231
15,738	15,759	—	10/29/24	Federal Funds Effective Rate US minus 0.37% — Monthly	Pan Pacific International Holdings Corp — Monthly	(20)
25,937	25,757	—	10/29/24	Federal Funds Effective Rate US minus 3.10% — Monthly	Par Technology Corp — Monthly	179
15,404	15,277	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Park24 Co Ltd — Monthly	(1,115)
25,568	25,415	—	10/29/24	Federal Funds Effective Rate US minus 8.76% — Monthly	Pearl Abyss Corp — Monthly	147
13,302	13,414	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Pebblebrook Hotel Trust — Monthly	(112)
14,822	14,746	—	10/29/24	Federal Funds Effective Rate US minus 7.80% — Monthly	Pennsylvania Real Estate Investment Trust — Monthly	(463)
39,239	39,551	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	People's United Financial Inc — Monthly	(310)
25,430	25,124	—	10/29/24	Federal Funds Effective Rate US minus 1.65% — Monthly	Pepkor Holdings Ltd — Monthly	306
27,489	28,428	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Petiq Inc — Monthly	(938)
48,218	47,144	—	10/29/24	Federal Funds Effective Rate US minus 2.80% — Monthly	Petmed Express Inc — Monthly	1,073
42,298	42,947	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Physicians Realty Trust — Monthly	(647)
12,776	12,449	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Pirelli & C Spa — Monthly	327
16,383	15,939	—	10/29/24	Federal Funds Effective Rate US minus 15.00% — Monthly	Pksha Technology Inc — Monthly	439
13,588	14,434	—	10/29/24	Federal Funds Effective Rate US minus 14.60% — Monthly	Polarityte Inc — Monthly	(851)
7,133	7,214	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Polypipe Group Plc — Monthly	(81)
17,327	17,022	—	10/29/24	Federal Funds Effective Rate US minus 15.00% — Monthly	Posco Chemical Co Ltd — Monthly	299
22,114	22,149	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Potlatchdeltic Corp — Monthly	(35)
22,140	22,306	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Pra Health Sciences Inc — Monthly	(165)
16,382	16,354	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	Prada Spa — Monthly	28
37,364	37,543	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Prestige Consumer Healthcare Inc — Monthly	(177)
49,227	49,788	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Primerica Inc — Monthly	(686)
13,594	13,811	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Primo Water Corp — Monthly	(216)
36,390	36,697	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Principal Financial Group Inc — Monthly	(305)
17,096	16,670	—	10/29/24	Federal Funds Effective Rate US minus 8.00% — Monthly	Prored Partners Co Ltd — Monthly	424
20,528	20,574	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Prudential Bancorp Inc — Monthly	(45)
10,387	10,349	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Prysmian Spa — Monthly	38
14,098	14,375	—	10/29/24	Federal Funds Effective Rate US minus 4.20% — Monthly	Pulse Biosciences Inc — Monthly	(278)
29,448	8,528	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Radware Ltd — Monthly	20,920
15,665	15,871	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Rafael Holdings Inc — Monthly	(206)
18,766	18,907	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Reckitt Benckiser Group Plc — Monthly	(140)
13,131	13,510	—	10/29/24	Federal Funds Effective Rate US minus 0.90% — Monthly	Redefine Properties Ltd — Monthly	(1,163)
32,400	31,234	—	10/29/24	Federal Funds Effective Rate US minus 0.75% — Monthly	Redfin Corp — Monthly	1,167
9,565	9,636	—	10/29/24	Federal Funds Effective Rate US minus 1.25% — Monthly	Reliance Worldwide Corp Ltd — Monthly	(70)
20,365	21,031	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Replimune Group Inc — Monthly	(665)
27,680	29,180	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Restaurant Group Plc/The — Monthly	(1,499)
28,196	27,664	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Rev Group Inc — Monthly	533
13,334	12,864	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Rhythm Pharmaceuticals Inc — Monthly	470
5,886	5,572	—	10/29/24	Federal Funds Effective Rate US minus 16.40% — Monthly	Rite Aid Corp — Monthly	311
18,180	18,064	—	10/29/24	Federal Funds Effective Rate US minus 1.70% — Monthly	Roadrunner Transportation Systems Inc — Monthly	116
13,980	14,104	—	10/29/24	Federal Funds Effective Rate US minus 3.23% — Monthly	Rockwell Medical Inc — Monthly	(124)
6,948	6,936	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Rolls-Royce Holdings Plc — Monthly	12
9,886	9,759	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Rotork Plc — Monthly	127
13,805	13,599	—	10/29/24	Federal Funds Effective Rate US minus 5.88% — Monthly	Rs Technologies Co Ltd — Monthly	204
20,486	20,331	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Rsa Insurance Group Plc — Monthly	155
10,775	10,888	—	10/29/24	Federal Funds Effective Rate US minus 9.15% — Monthly	Rubius Therapeutics Inc — Monthly	(115)
46,246	45,509	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Ryder System Inc — Monthly	193
22,427	23,636	—	10/29/24	Federal Funds Effective Rate US minus 10.25% — Monthly	S-Pool Inc — Monthly	(1,282)
25,463	24,895	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	S&T Bancorp Inc — Monthly	569
29,287	30,180	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Sage Therapeutics Inc — Monthly	(892)
17,040	16,624	—	10/29/24	Federal Funds Effective Rate US minus 0.75% — Monthly	Samsung Sdi Co Ltd — Monthly	417
68,737	68,351	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Sandy Spring Bancorp Inc — Monthly	27
7,976	7,896	—	10/29/24	Federal Funds Effective Rate US minus 2.25% — Monthly	Sanrio Co Ltd — Monthly	80
7,469	7,471	—	10/29/24	Federal Funds Effective Rate US minus 15.13% — Monthly	Santec Corp — Monthly	(4)
9,491	9,602	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Sanyo Special Steel Co Ltd — Monthly	(111)
18,287	17,371	—	10/29/24	Federal Funds Effective Rate US minus 0.90% — Monthly	Sasol Ltd — Monthly	917
9,302	8,119	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Scholar Rock Holding Corp — Monthly	1,183
36,632	36,701	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Science Applications International Corp — Monthly	(67)
24,481	24,669	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Seaboard Corp — Monthly	(187)
8,365	8,234	—	10/29/24	Federal Funds Effective Rate US minus 10.75% — Monthly	Sec Carbon Ltd — Monthly	129
13,920	13,772	—	10/29/24	Federal Funds Effective Rate US minus 0.75% — Monthly	Sembcorp Industries Ltd — Monthly	149
18,861	18,021	—	10/29/24	Federal Funds Effective Rate US minus 4.00% — Monthly	Semen Indonesia Persero Tbk Pt — Monthly	839
11,040	11,257	—	10/29/24	Federal Funds Effective Rate US minus 16.24% — Monthly	Senseonics Holdings Inc — Monthly	(219)
4,385	4,080	—	10/29/24	Federal Funds Effective Rate US minus 0.26% — Monthly	Seres Therapeutics Inc — Monthly	305
34,410	34,120	—	10/29/24	Federal Funds Effective Rate US minus 0.90% — Monthly	Seritage Growth Properties — Monthly	291
19,435	19,369	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Service Corp International/Us — Monthly	67
31,540	31,488	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Servisfirst Bancshares Inc — Monthly	53
10,886	10,581	—	10/29/24	Federal Funds Effective Rate US minus 0.88% — Monthly	Sharp Corp/Japan — Monthly	305
20,608	21,197	—	10/29/24	Federal Funds Effective Rate US minus 2.30% — Monthly	Sharpspring Inc — Monthly	(590)
26,646	27,216	—	10/29/24	Federal Funds Effective Rate US minus 2.95% — Monthly	Shockwave Medical Inc — Monthly	(571)
27,811	27,554	—	10/29/24	Federal Funds Effective Rate US minus 4.50% — Monthly	Shoei Foods Corp — Monthly	255
27,112	27,249	—	10/29/24	Federal Funds Effective Rate US minus 0.90% — Monthly	Shoprite Holdings Ltd — Monthly	(137)
10,778	10,722	—	10/29/24	Federal Funds Effective Rate US minus 1.50% — Monthly	Sia Engineering Co Ltd — Monthly	56
16,218	16,279	—	10/29/24	Federal Funds Effective Rate US minus 7.15% — Monthly	Siebert Financial Corp — Monthly	(64)
18,873	19,012	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Siemens Healthineers Ag — Monthly	(139)
16,939	17,180	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Sientra Inc — Monthly	(240)
4,839	4,616	—	10/29/24	Federal Funds Effective Rate US minus 40.00% — Monthly	Sillajen Inc — Monthly	183
14,970	14,997	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	Sino Land Co Ltd — Monthly	(1,386)
22,059	21,195	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	Sinotrans Ltd — Monthly	865
4,908	5,128	—	10/29/24	Federal Funds Effective Rate US minus 11.50% — Monthly	Sirius Minerals Plc — Monthly	(221)
39,070	38,433	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Siteone Landscape Supply Inc — Monthly	638
14,664	14,271	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	Sjm Holdings Ltd — Monthly	393
43,958	43,520	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Smart Global Holdings Inc — Monthly	440
8,005	8,055	—	10/29/24	Federal Funds Effective Rate US minus 5.25% — Monthly	Smart Metering Systems Plc — Monthly	(50)
34,375	34,719	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Smartsheet Inc — Monthly	(343)
11,270	11,581	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Sociedad Quimica Y Minera De Chile Sa — Monthly	(310)
26,843	26,452	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	Soho China Ltd — Monthly	391
16,297	15,814	—	10/29/24	Federal Funds Effective Rate US minus 2.35% — Monthly	Solid Biosciences Inc — Monthly	483
13,853	13,666	—	10/29/24	Federal Funds Effective Rate US minus 23.03% — Monthly	Sorrento Therapeutics Inc — Monthly	184
19,504	19,689	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Southern National Bancorp Of Virginia Inc — Monthly	(185)
634,501	634,906	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Spdr S&P 500 Trust — Monthly	(2,930)
11,546	11,961	—	10/29/24	Federal Funds Effective Rate US minus 28.63% — Monthly	Spectracure Ab — Monthly	(424)
17,627	17,295	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Sportsman's Warehouse Holdings Inc — Monthly	332
8,262	7,971	—	10/29/24	Federal Funds Effective Rate US minus 6.13% — Monthly	Sprix Ltd — Monthly	290
15,524	15,568	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Ssp Group Plc — Monthly	(44)
27,057	26,755	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	Ssy Group Ltd — Monthly	304
9,144	9,108	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	St James's Place Plc — Monthly	36
21,653	23,389	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	St Joe Co/The — Monthly	(1,735)
7,526	7,736	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Stabilus Sa — Monthly	(209)
20,287	20,632	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Stagecoach Group Plc — Monthly	(345)
15,734	15,537	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Standard Life Aberdeen Plc — Monthly	197
16,454	16,783	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Stemline Therapeutics Inc — Monthly	(329)
49,424	49,377	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Stericycle Inc — Monthly	49
22,508	23,441	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Stoneco Ltd — Monthly	(931)
8,817	9,009	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Stratus Properties Inc — Monthly	(192)
39,480	39,948	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Stryker Corp — Monthly	(588)
27,255	27,558	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Sturm Ruger & Co Inc — Monthly	(301)
7,299	7,953	—	10/29/24	Federal Funds Effective Rate US minus 6.88% — Monthly	Suedzucker Ag — Monthly	(656)
22,652	23,963	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Superdry Plc — Monthly	(1,310)
32,898	33,334	—	10/29/24	Federal Funds Effective Rate US minus 0.80% — Monthly	Surgery Partners Inc — Monthly	(435)
30,278	30,056	—	10/27/21	Federal Funds Effective Rate US minus 1.00% — Monthly	Suzano Sa — Monthly	223
48,099	48,068	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Switch Inc — Monthly	(68)
39,574	38,696	—	10/29/24	Federal Funds Effective Rate US minus 4.20% — Monthly	Tailored Brands Inc — Monthly	875
4,546	4,454	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Taiyo Nippon Sanso Corp — Monthly	(12)
7,940	7,858	—	10/29/24	Federal Funds Effective Rate US minus 3.25% — Monthly	Taiyo Yuden Co Ltd — Monthly	82
12,664	12,755	—	10/29/24	Federal Funds Effective Rate US minus 1.55% — Monthly	Talend Sa — Monthly	(91)
23,785	23,252	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Team Inc — Monthly	533
17,624	17,818	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Ted Baker Plc — Monthly	(192)
22,405	22,473	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Tejon Ranch Co — Monthly	(67)
53,572	52,840	—	10/29/24	Federal Funds Effective Rate US minus 0.75% — Monthly	Teladoc Health Inc — Monthly	733
10,916	11,525	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Teva Pharmaceutical Industries Ltd — Monthly	(608)
18,078	23,574	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Textainer Group Holdings Ltd — Monthly	(5,495)
14,856	14,623	—	10/29/24	Federal Funds Effective Rate US minus 7.07% — Monthly	Therapeuticsmd Inc — Monthly	230
41,210	40,698	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Thermon Group Holdings Inc — Monthly	514
5,788	6,003	—	10/29/24	Federal Funds Effective Rate US minus 1.51% — Monthly	Tile Shop Holdings Inc — Monthly	(214)
18,870	16,689	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Titan Machinery Inc — Monthly	2,182
22,148	21,842	—	10/29/24	Federal Funds Effective Rate US minus 17.00% — Monthly	Tkp Corp — Monthly	296
6,926	7,051	—	10/29/24	Federal Funds Effective Rate US minus 8.13% — Monthly	Tobii Ab — Monthly	(127)
11,204	10,981	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Tobu Railway Co Ltd — Monthly	131
951	973	—	10/29/24	Federal Funds Effective Rate US minus 2.40% — Monthly	Tocagen Inc — Monthly	(22)
9,735	9,701	—	10/29/24	Federal Funds Effective Rate US minus 1.63% — Monthly	Toho Titanium Co Ltd — Monthly	34
8,985	8,850	—	10/29/24	Federal Funds Effective Rate US minus 3.13% — Monthly	Tokai Carbon Co Ltd — Monthly	135
10,268	10,423	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Tomra Systems Asa — Monthly	(155)
23,387	23,118	—	10/29/24	Federal Funds Effective Rate US minus 0.65% — Monthly	Tootsie Roll Industries Inc — Monthly	270
17,017	16,593	—	10/29/24	Federal Funds Effective Rate US minus 5.01% — Monthly	Top Glove Corp Bhd — Monthly	423
10,691	10,457	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Toyo Seikan Group Holdings Ltd — Monthly	235
10,400	10,082	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Toyo Tire Corp — Monthly	318
20,427	20,902	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Tpi Composites Inc — Monthly	(474)
8,283	8,300	—	10/29/24	Federal Funds Effective Rate US minus 5.90% — Monthly	Transcontinental Realty Investors Inc — Monthly	(18)
49,889	49,338	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Transdigm Group Inc — Monthly	554
1,801	1,786	—	10/29/24	Federal Funds Effective Rate US minus 50.85% — Monthly	Transenterix Inc — Monthly	11
24,296	24,376	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Tricida Inc — Monthly	(78)
47,622	47,130	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Trinity Industries Inc — Monthly	(825)
15,804	15,451	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Truecar Inc — Monthly	354
16,342	16,562	—	10/28/24	Federal Funds Effective Rate US minus 3.93% — Monthly	Turk Hava Yollari Ao — Monthly	(221)
22,878	23,031	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Twilio Inc — Monthly	(153)
33,047	32,789	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Tyler Technologies Inc — Monthly	259
17,438	16,421	—	10/29/24	Federal Funds Effective Rate US minus 9.32% — Monthly	Tyme Technologies Inc — Monthly	1,014
41,992	43,702	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Ultra Clean Holdings Inc — Monthly	(1,708)
31,211	31,146	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Umb Financial Corp — Monthly	66
15,726	15,676	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Umicore Sa — Monthly	51
29,917	30,479	—	10/29/24	Federal Funds Effective Rate US minus 4.00% — Monthly	Unilever Indonesia Tbk Pt — Monthly	(564)
4,187	4,214	—	10/29/24	Federal Funds Effective Rate US minus 2.40% — Monthly	Union Bankshares Inc/Morrisville Vt — Monthly	(26)
38,978	38,855	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	United Bankshares Inc/Wv — Monthly	125
21,963	23,322	—	10/29/24	Federal Funds Effective Rate US minus 2.80% — Monthly	Unity Biotechnology Inc — Monthly	(1,360)
7,177	7,220	—	10/29/24	Federal Funds Effective Rate US minus 1.88% — Monthly	Universal Entertainment Corp — Monthly	(43)
3,958	3,972	—	10/29/24	Federal Funds Effective Rate US minus 0.35% — Monthly	Uol Group Ltd — Monthly	(14)
17,224	17,463	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Upwork Inc — Monthly	(239)
71,266	21,136	—	10/29/24	Federal Funds Effective Rate US minus 1.25% — Monthly	Urogen Pharma Ltd — Monthly	50,130
10,285	9,994	—	10/29/24	Federal Funds Effective Rate US minus 16.00% — Monthly	User Local Inc — Monthly	288
24,732	24,231	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Valeo Sa — Monthly	502
33,909	33,362	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Valley National Bancorp — Monthly	549
18,646	18,774	—	10/29/24	Federal Funds Effective Rate US minus 1.13% — Monthly	Vanguard International Semiconductor Corp — Monthly	(128)
25,866	27,223	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Varta Ag — Monthly	(1,357)
15,457	14,024	—	10/29/24	Federal Funds Effective Rate US minus 5.02% — Monthly	Vbi Vaccines Inc — Monthly	1,432
42,598	43,030	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Vf Corp — Monthly	(431)
18,540	18,522	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Viasat Inc — Monthly	18
27,033	26,766	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Viavi Solutions Inc — Monthly	269
14,288	15,302	—	10/29/24	Federal Funds Effective Rate US minus 0.82% — Monthly	Viewray Inc — Monthly	(1,014)
12,691	12,584	—	10/29/24	Federal Funds Effective Rate US minus 2.45% — Monthly	Virnetx Holding Corp — Monthly	107
39,323	39,276	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Virtu Financial Inc — Monthly	(519)
28,414	28,153	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Visteon Corp — Monthly	263
28,528	26,922	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Vmware Inc — Monthly	1,607
9,069	8,983	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Voestalpine Ag — Monthly	86
12,507	12,453	—	10/29/24	Federal Funds Effective Rate US minus 12.50% — Monthly	W-Scope Corp — Monthly	51
8,769	8,967	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Wacom Co Ltd — Monthly	(197)
3,309	3,395	—	10/29/24	Federal Funds Effective Rate US minus 66.15% — Monthly	Waitr Holdings Inc — Monthly	(96)
22,039	22,153	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Washington Real Estate Investment Trust — Monthly	(113)
25,501	25,521	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Washington Trust Bancorp Inc — Monthly	(18)
29,756	29,757	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Waters Corp — Monthly	—
49,973	49,476	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Watsco Inc — Monthly	(785)
24,657	24,718	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Wd-40 Co — Monthly	(60)
48,496	48,447	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Webster Financial Corp — Monthly	(889)
14,340	13,861	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Weir Group Plc/The — Monthly	54
65,705	63,572	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Welbilt Inc — Monthly	2,136
12,873	12,265	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Welcia Holdings Co Ltd — Monthly	608
50,299	50,020	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Wendy's Co/The — Monthly	2
6,844	6,902	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Wh Smith Plc — Monthly	(58)
11,803	12,097	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	Wharf Holdings Ltd/The — Monthly	(294)
37,396	48,704	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	White Mountains Insurance Group Ltd — Monthly	(11,307)
20,473	20,007	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	William Hill Plc — Monthly	466
27,974	27,617	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Willscot Corp — Monthly	359
17,007	16,329	—	10/29/24	Federal Funds Effective Rate US minus 0.40% — Monthly	Win Semiconductors Corp — Monthly	678
51,179	14,749	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Wix.Com Ltd — Monthly	36,431
8,820	8,748	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Wm Morrison Supermarkets Plc — Monthly	(296)
29,457	29,808	—	10/29/24	Federal Funds Effective Rate US minus 5.25% — Monthly	Workman Co Ltd — Monthly	(354)
18,483	18,792	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	World Wrestling Entertainment Inc — Monthly	(308)
21,426	21,426	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Worldline Sa/France — Monthly	1
23,227	22,160	—	10/29/24	Federal Funds Effective Rate US minus 18.25% — Monthly	Wrap Technologies Inc — Monthly	1,058
47,283	47,011	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Wynn Resorts Ltd — Monthly	(665)
28,065	21,027	—	10/29/24	Federal Funds Effective Rate US minus 3.10% — Monthly	Xbiotech Inc — Monthly	7,037
18,957	19,436	—	10/29/24	Federal Funds Effective Rate US minus 1.55% — Monthly	Xiaomi Corp — Monthly	(479)
35,208	35,622	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Xperi Corp — Monthly	(772)
46,213	46,428	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Xylem Inc/Ny — Monthly	(439)
18,830	18,463	—	10/29/24	Federal Funds Effective Rate US minus 11.75% — Monthly	Yageo Corp — Monthly	362
11,878	11,272	—	10/29/24	Federal Funds Effective Rate US minus 16.00% — Monthly	Yamashin-Filter Corp — Monthly	601
11,955	11,976	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Yamato Holdings Co Ltd — Monthly	(21)
7,266	7,337	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Yamazaki Baking Co Ltd — Monthly	(70)
18,765	18,370	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Yaskawa Electric Corp — Monthly	176
9,954	10,079	—	10/29/24	Federal Funds Effective Rate US minus 0.88% — Monthly	Yit Oyj — Monthly	(125)
17,805	18,134	—	10/29/24	Federal Funds Effective Rate US minus 9.75% — Monthly	Youngevity International Inc — Monthly	(333)
31,424	31,181	—	10/29/24	Federal Funds Effective Rate US minus 0.65% — Monthly	Zagg Inc — Monthly	245
20,925	20,722	—	10/29/24	Federal Funds Effective Rate US minus 0.30% — Monthly	Zalando Ag — Monthly	204
18,367	17,892	—	10/29/24	Federal Funds Effective Rate US minus 0.65% — Monthly	Zillow Group Inc — Monthly	476
17,644	17,225	—	10/29/24	Federal Funds Effective Rate US minus 0.23% — Monthly	Zillow Group Inc — Monthly	420
33,668	32,787	—	10/29/24	Federal Funds Effective Rate US minus 5.90% — Monthly	Ziopharm Oncology Inc — Monthly	878
6,832	6,636	—	10/29/24	Federal Funds Effective Rate US minus 2.00% — Monthly	Zooplus Ag — Monthly	195
11,110	10,786	—	10/29/24	Federal Funds Effective Rate US minus 12.60% — Monthly	Zynerba Pharmaceuticals Inc — Monthly	321
26,873	27,636	—	10/29/24	Federal Funds Effective Rate US minus 11.10% — Monthly	Zynex Inc — Monthly	(770)

Upfront premium received		—	Unrealized appreciation			594,026

Upfront premium (paid)		—	Unrealized (depreciation)			(483,780)

Total		$—			Total	$110,246

Key to holding's abbreviations
SPDR/Spdr	S&P Depository Receipts
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2019 through November 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $9,900,107.
(NON)	This security is non-income-producing.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $4,165,823.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to take long or short positions in equity securities.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Investment companies	$558,565	$—	$—
Units	67,996	—	—
Short-term investments	—	9,153,384	—

Totals by level	$626,561	$9,153,384	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$110,246	$—

Totals by level	$—	$110,246	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)	$32,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com